UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 76.87%

Corporate-Backed 3.39%

Burke Cnty GA Dev Auth Pollutn Ctrl Vogtle Pj 5th Rmkt	2.30%	10/1/2032	A	$10,000	$10,200,000
CA St Muni Fin Auth Wst Mgmt Inc Pj Ser A	2.00%#	2/1/2019	BBB	4,000	4,057,120
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%	6/1/2034	BBB	2,000	2,164,540
Farmington NM Pollutn Ctrl Rev Sthn CA Edison Ser A	2.875%	4/1/2029	A1	7,500	7,730,925
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	4.25%	6/1/2017	A+	2,590	2,765,058
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.00%	6/1/2015	A+	5,275	5,713,616
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2017	A+	2,850	3,219,702
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-3	1.85%#	6/1/2013	A+	5,000	5,014,000
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.625%	12/1/2029	BBB	4,000	4,062,440
Gulf Coast TX Wst Disp Auth US Steel Corp Pj	5.75%	9/1/2017	BB	6,850	6,931,720
PA Econ Dev Fing Auth Wst Mgt Inc Pj	2.75%	9/1/2013	BBB	4,250	4,362,583
Valdez AK Marine Terminal Rev BP Pipelines Inc Pj Rmkt	5.00%	1/1/2018	A	10,000	11,538,800

Total					67,760,504

Education 3.86%

CA St Univ Rev Systemwide Ser A	5.00%	11/1/2020	Aa2	5,000	6,094,550
Delaware Cnty PA Auth Univ Rev Villanova Univ	4.00%	12/1/2014	A+	700	751,842
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2013	A+	550	590,442
Grand Rapids MI Econ Dev Corp Ferris St Univ Pj Ser B	1.80%	4/1/2013	NR	4,250	4,251,530
IL Edl Facs Auth Rev Univ of Chicago Ser B-2	1.875%	7/1/2036	Aa1	5,250	5,381,880
MA St Dev Fin Agy Boston Univ Ser V-2	2.875%	10/1/2014	A	1,595	1,645,354
MA St Hlth & Edl Facs Auth Amherst College Ser K-2(a)	1.70%	11/1/2038	AAA	5,000	5,000,000
New York City NY Tr Cultural Res Julliard Sch(b)	2.10%	4/1/2036	AA	14,000	14,338,240
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%	12/1/2013	Baa1	1,000	1,087,100
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%	7/1/2014	A2	4,000	4,307,120
NY St Dorm Auth Rev St City Univ Sys Cons 5th Gen Ser A (NPFGC)(FGIC)	5.00%	7/1/2015	AA-	1,565	1,763,019
NY St Dorm Auth Rev St. John’s Univ Ser A (NPFGC)	5.00%	7/1/2014	A-	2,000	2,163,740
SC Edl Facs Auth Furman Univ	4.00%	10/1/2015	A1	1,000	1,089,030
Univ of CA Rev Ser AB	5.00%	5/15/2020	Aa1	7,160	8,837,158
Univ of TX Perm Univ Fd Ser A	5.00%	7/1/2014	AAA	1,400	1,548,638
Univ of TX Rev Fing Sys Ser D	4.00%	8/15/2014	AAA	1,000	1,088,490
Virginia College Bldg Auth VA 21st Century College & Equip Ser A	5.00%	2/1/2019	AA+	10,415	12,820,761
Wayne St Univ MI Rev Ser A	5.00%	11/15/2015	Aa2	3,975	4,394,045

Total					77,152,939

General Obligation 12.43%

AK Muni Bd Bk Auth Ser A1	3.00%	3/1/2014	Aa2	1,000	1,044,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%	11/1/2013	A+	$7,210	$7,727,750
Bedford Pk Vlg IL (AG)	5.00%	12/1/2013	AA-	1,275	1,360,502
Boston MA Ser A	5.00%	4/1/2014	Aaa	1,500	1,648,320
CA St	5.00%	9/1/2018	A1	7,500	8,936,625
CA St Var Purp	5.00%	9/1/2018	A1	3,750	4,468,312
Centennial Auth NC Rev (AG)	5.00%	9/1/2014	Aa2	3,460	3,760,812
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%	12/1/2014	AA-	2,255	2,463,046
Chicago IL Ser A (AGM)	5.00%	1/1/2017	AA-	9,000	9,911,790
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA	7,500	8,589,675
Clark Cnty NV Sch Dist Ser A (AGM)	5.50%	6/15/2016	AA	7,370	7,899,977
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%	12/1/2014	Aa3	1,690	1,835,881
Cook Cnty IL Ser A	5.00%	11/15/2017	AA	5,010	5,816,159
Cook Cnty IL Ser A (AMBAC)	5.00%	11/15/2014	AA	1,000	1,096,180
Cook Cnty IL Ser C	5.00%	11/15/2021	AA	5,900	6,711,840
CT St Ser A (SIFMA)	1.02%#	5/15/2018	AA	4,000	4,009,320
CT St Ser D	5.00%	11/1/2014	AA	500	560,420
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%	12/1/2014	AA	3,500	3,784,200
Detroit MI Dist St Aid	5.00%	11/1/2015	AA	6,775	7,492,811
Dist of Columbia Ser E ETM (BHAC)	5.00%	6/1/2014	AA+	1,500	1,658,910
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%	12/1/2014	Aa1	1,000	1,115,170
Eagle Mountain & Saginaw TX Indpt Sch Dist Cap Apprec Ser A PSF GTD	5.25%	8/15/2023	Aaa	1,695	1,828,312
FL St Brd of Ed Pub Ed Ser C GTD	5.00%	6/1/2014	AAA	250	276,420
Harris Cnty TX Ser A	5.00%	10/1/2019	AAA	4,600	5,737,856
Harris Cnty TX Ser A	5.00%	10/1/2020	AAA	4,800	6,010,320
Hartford CT	5.625%	2/1/2013	A1	590	624,002
Hartford CT (AG)	4.00%	11/15/2013	AA-	1,320	1,393,326
Hawaii Cnty HI Ser A (AMBAC)	5.00%	7/15/2014	Aa2	1,750	1,932,158
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2014	Aa1	2,475	2,731,955
Houston TX Ser A	5.00%	3/1/2018	AA	7,365	8,928,221
IL St 1st Ser (AGM)	5.50%	5/1/2016	AA-	7,000	7,984,480
IL St Ser A	5.00%	10/1/2017	A+	5,675	5,976,342
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.00%	1/1/2015	AA-	9,450	10,117,926
Madison Cnty IL Cmnty Unit Sch Dist No 2 Triad (NPFGC)	5.25%	1/1/2015	A+	2,035	2,157,772
Madison Cnty IL Cmnty Unit Sch Dist No 7-Edwardsville Ser A (AGM)	5.00%	12/1/2013	AA-	500	524,060
Maricopa Cnty AZ Unif Sch Dist No 11 Peoria (AGM)	5.00%	7/1/2014	Aa2	500	548,005
Metro Transn Auth NY Ser B (NPFGC)	5.50%	1/1/2013	AA-	75	78,809
Miami-Dade Cnty FL Seaport Ser C	4.25%	10/1/2017	Aa2	6,320	7,186,409
MN St Hwy & Var Purp	5.00%	8/1/2014	AA+	1,200	1,336,848
MN St Ser A	5.00%	10/1/2017	AA+	8,675	10,600,069
New York City NY Ser K (AGM)	5.00%	8/1/2013	AA	1,500	1,606,560
OH St Common Sch Ser C	5.00%	9/15/2014	AA+	8,525	9,501,709
OH St Infrastr Impt	5.35%	8/1/2014	AA+	1,000	1,118,870
PA St 2nd Ser	5.00%	2/15/2015	Aa1	11,400	12,898,302
Portsmouth VA Nts Ser C	3.00%	7/15/2014	Aa2	7,500	7,761,675
Puerto Rico Comwlth Govt Dev Bk Sr Nts Ser D	1.00%	11/8/2012	Baa1	10,000	9,949,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%	7/1/2014	Baa1	$4,025	$4,351,065
Puerto Rico Pub Fin Corp Comwlth Approp Ser A (FGIC)	5.25%	8/1/2031	Baa2	7,500	7,519,575
Ramsey Cnty MN Cap Impt Ser B	5.00%	2/1/2016	AAA	4,785	5,599,072
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	5,500	5,573,865
RI St & Providence Plantation Cap Dev Ln Ser A	5.00%	7/15/2012	AA	475	486,842
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%	8/15/2014	AAA	1,000	1,111,880
Territory of Guam Ser A	5.75%	11/15/2014	B+	2,540	2,593,010
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2014	BBB	2,750	2,944,397
Waterbury CT (AG)	4.00%	9/1/2013	AA-	1,700	1,791,307
Waterbury CT (AG)	4.00%	9/1/2014	AA-	1,700	1,805,179
Woonsocket RI	7.125%	6/15/2016	Ba1	4,000	4,107,000

Total					248,584,868

Health Care 14.39%

AL Hlthcare Auth For Baptist Ser A	6.00%	11/15/2036	A3	2,000	2,028,040
Alachua Cnty FL Hlth Facs Auth Bonita Spring Ser B2	7.125%	11/15/2016	NR	10,000	10,002,000
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2013	B+	2,000	1,964,100
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2012	B+	5,815	5,817,093
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	9,440	10,340,859
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser F	1.15%#	5/15/2038	Aa3	4,000	4,002,200
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.00%	1/1/2014	AA-	2,000	2,137,060
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.30%	11/15/2012	Baa2	2,150	2,176,209
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%	3/1/2014	A	2,000	2,139,060
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%	7/1/2027	A	3,500	3,780,280
CA Hlth Facs Fing Auth Sutter Hlth Ser A	5.00%	8/15/2014	AA-	1,205	1,320,065
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2012	BBB	1,095	1,097,967
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2013	BBB	1,160	1,199,985
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2014	BBB	1,220	1,289,064
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2013	BBB	1,075	1,114,582
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2012	BBB	1,200	1,217,340
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2013	A+	13,150	13,883,244
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser C	3.85%	11/1/2029	A+	2,025	2,053,937
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%	11/15/2014	BBB	800	840,664
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%	1/15/2015	AA-	2,275	2,498,473
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%	7/15/2037	A+	2,000	2,146,660
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA	5,500	6,088,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%	6/1/2039	A-		$4,900	$5,263,972
CO Hlth Facs Auth Rev Total Longterm Care Natl Ser A	4.25%	11/15/2015	BBB	(c)	1,175	1,200,133
CT St Hlth & Edl Facs Auth Lawrence & Mem Hosp Ser S	5.00%	7/1/2018	A+		2,705	3,076,505
CT St Hlth & Edl Facs Auth Lawrence & Mem Hosp Ser S	5.00%	7/1/2019	A+		2,835	3,224,983
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2014	A		2,050	2,216,255
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2015	A		1,980	2,175,703
Escambia Cnty FL Hlth Facs Auth Ascension Hlth Credit Ser A	5.25%	11/15/2014	AA+		7,625	8,543,584
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2012	BBB	(c)	2,640	2,640,000
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2014	BBB	(c)	2,965	3,102,042
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2015	BBB	(c)	2,950	3,121,779
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2014	AA		3,500	3,812,655
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2013	AA		4,250	4,494,630
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%	12/1/2013	AA		3,000	3,270,510
HFDC Cent TX Inc Ret Fac Ser A	5.25%	11/1/2014	NR		1,195	1,184,424
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		530	532,226
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2014	A1		1,065	1,147,314
IL Fin Auth Rev Advocate Hlthcare Ser A-3	3.875%	11/1/2030	AA		1,000	1,010,490
IL Fin Auth Rev Provena Hlth Ser A	5.00%	5/1/2012	BBB+		2,000	2,020,200
IL Fin Auth Rev Provena Hlth Ser A	5.25%	5/1/2015	BBB+		2,000	2,132,700
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	5.00%	11/1/2014	A2		100	107,391
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.00%	2/15/2012	AA-		500	501,655
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%	11/15/2022	AA		3,380	3,617,377
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-6	5.00%	10/1/2027	AA		10,900	11,936,372
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2014	A-		3,680	3,827,274
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2015	A-		3,600	3,726,288
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2016	A-		2,855	2,949,272
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%	1/15/2047	AA		10,000	10,541,000
King Cnty WA Pub Hosp Dist No 2 Evergreen Hlthcare (NPFGC)	5.00%	12/1/2012	Aa2		2,000	2,076,920
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR		1,000	1,000,640
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR		4,700	4,719,505
KS St Dev Fin Auth Hosp Rev Adventist Hlth	4.00%	11/15/2012	AA-		1,000	1,029,420
Kuakini HI Hlth Sys Spl Purp Ser A	5.50%	7/1/2012	BB+		575	575,040
LA Pub Facs Auth Rev Christus Hlth Ser A	5.00%	7/1/2014	A+		3,000	3,239,490
Lee Cnty FL Indl Dev Auth Shell PT/Alliance Cmnty Pj	5.00%	11/15/2012	BB		3,000	3,046,410
MA Dev Fin Agy Ser B2	6.25%	6/1/2014	NR		3,240	3,236,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2015	AA-	$1,335	$1,466,644
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2016	AA-	565	632,512
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2013	A+	2,130	2,262,635
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2014	A+	2,140	2,328,834
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%	6/1/2014	Aa2	1,000	1,066,430
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	985	1,045,134
Newport Beach CA Rev Hoag Mem Hosp Presbyterian Ser D	5.00%	12/1/2038	AA	3,000	3,138,660
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2019	BBB	10,000	10,708,400
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%	7/1/2016	BBB-	3,160	3,352,602
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%	7/1/2017	BBB-	3,850	4,073,031
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt Ser D (NPFGC)(FGIC)	5.00%	8/15/2015	AA-	4,670	5,211,767
NY St Dorm Auth Rev North Shore Univ Hosp (NPFGC)	5.50%	11/1/2012	A3	2,035	2,096,457
OR St Facs Auth Rev Legacy Hlth Pj Ser A	5.00%	5/1/2017	A+	4,040	4,592,026
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2013	A+	1,000	1,044,790
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2014	A+	400	428,664
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2014	Aa3	3,965	4,302,065
Palm Beach Cnty FL Hlth Facs Auth Bethesda Hlthcare Sys Pj Ser A (AGM)	5.00%	7/1/2014	AA-	2,420	2,593,587
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2017	A-	2,555	2,780,785
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%	7/1/2016	A-	3,385	3,659,930
Rochester MN Hlthcare Fac Mayo Clinic Ser B	4.00%	11/15/2038	AA	5,000	5,607,350
San Buenaventura CA Cmnty Mem Hlth Sys	5.00%	12/1/2016	BB	1,750	1,830,360
San Buenaventura CA Cmnty Mem Hlth Sys	5.25%	12/1/2017	BB	1,750	1,833,965
San Buenaventura CA Cmnty Mem Hlth Sys	5.75%	12/1/2018	BB	1,800	1,910,268
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2013	BBB	1,685	1,715,431
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2014	BBB	1,035	1,056,487
SD St Hlth & Edl Facs Auth Regl Hlth	5.00%	9/1/2014	A1	1,000	1,090,490
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2014	AA	1,500	1,639,845
St. Paul MN Hsg & Redev Auth Gillette Children’s Specialty	3.00%	2/1/2012	A-	1,250	1,252,000
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2015	A3	3,215	3,548,138
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	3,000	3,216,750
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	5.125%	8/15/2027	A3	9,000	9,972,990
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-	1,300	1,375,998
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%	8/15/2013	BBB+	5,000	5,230,050

Total					287,503,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 0.41%

CA Hsg Fin Agy Rev Belovida Apts Pj Ser A	2.375%	8/1/2014	Aa1	$3,220	$3,237,034
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	5,004,600

Total					8,241,634

Lease Obligations 11.37%

Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%	9/1/2014	AA-	1,500	1,665,495
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2014	Aa2	3,500	3,740,485
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2013	A2	3,945	4,195,784
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2014	A2	14,175	15,445,222
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2014	A	5,320	5,763,103
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2015	A	5,420	5,978,694
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%	12/1/2013	AA	1,700	1,827,007
IN St Office Bldg Commn New Castle Correctional Ser B (NPFGC)(FGIC)	5.25%	7/1/2016	Aa1	1,785	2,045,271
Indianapolis IN Loc Pub Impt Bd Bk Ser 2005 E (AMBAC)	5.00%	1/1/2014	Aa2	4,205	4,573,736
Indianapolis IN Loc Pub Impt Bd Bk Ser A (AGM)	6.50%	1/1/2013	AA-	2,500	2,608,100
KY St Ppty & Bldgs Commn Pj No 82 (AGM)	5.25%	10/1/2014	AA-	5,500	6,117,210
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%	10/1/2015	Aa3	6,085	6,913,473
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%	11/1/2014	Aa3	2,815	3,120,878
LA Loc Govt Envr Facs & Cmnty Dev Auth LCTCS Facs Corp Pj Ser A	4.00%	10/1/2013	AA-	1,500	1,559,880
Lee Cnty FL Sch Brd Ser A COP	4.00%	8/1/2013	Aa3	4,425	4,591,999
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%	12/1/2013	A+	4,055	4,248,586
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%	12/1/2014	A+	6,360	6,744,971
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	5.00%	6/1/2015	A+	4,595	5,109,135
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	5.00%	12/1/2015	A+	4,195	4,719,291
MA St Ser A	0.76%#	2/1/2015	AA+	2,500	2,502,200
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%	7/1/2014	AA+	3,000	3,263,250
MI Muni Bd Auth Rev Loc Govt Ln Pg Sch Pg Ser C	5.00%	5/1/2013	A+	1,495	1,551,795
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2014	Aa2	4,050	4,369,342
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2013	AA-	1,650	1,722,633
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2014	Aa3	2,000	2,188,560
MI St Fin Auth Rev Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,329,265
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	5,665	6,121,542
Miami-Dade Cnty FL Spl Oblig Cap Asset Acq Ser A-1 (AMBAC)	5.00%	4/1/2013	Aa3	5,860	6,148,546
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%	1/15/2014	AA-	3,000	3,227,070
NJ Econ Dev Auth Sch Facs Constr Ser J-5 Rmkt (AGM)	5.00%	9/1/2029	AA-	5,000	5,531,700
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%	3/1/2014	A+	2,625	2,855,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%	9/1/2020	AA-	$1,830	$1,981,140
NJ St Edl Facs Auth Higher Ed Cap Impt Ser A (AGM)	5.00%	9/1/2014	AA-	2,975	3,270,388
NJ St Equip Lease Purchase Ser A COP	5.00%	6/15/2015	A+	3,150	3,361,837
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2016	A+	1,225	1,447,399
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (AGM)	5.75%	12/15/2014	AA-	2,910	3,285,565
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%	7/1/2014	AA-	1,425	1,517,839
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%	2/15/2014	AA-	7,075	7,652,249
NY St Dorm Auth Rev Ser B	5.25%	11/15/2023	AA-	10,000	10,174,400
Palm Beach Cnty FL Sch Brd Ser A Term Rate COP	5.00%	8/1/2032	Aa3	2,500	2,815,625
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser J GTD (AMBAC)	5.00%	7/1/2036	Baa1	4,945	5,026,543
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%	7/1/2016	Baa1	4,145	4,587,354
Puerto Rico Pub Fin Corp Comwlth Approp Ser A	5.75%#	8/1/2027	Baa2	7,500	7,522,275
Sacramento CA Unif Sch Dist Ser A Rmkt COP (AGM)	3.10%#	3/1/2040	Aa3	3,570	3,569,500
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%	12/1/2014	AA+	1,000	1,092,320
San Fransisco CA City & Cnty Ser B COP	5.00%	9/1/2017	AA-	12,640	14,820,274
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%	11/15/2014	AA	2,670	2,967,251
Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%	12/1/2013	AA-	1,000	1,073,140
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (NPFGC)	5.00%	1/15/2014	Aa2	2,705	2,908,605
VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%	9/1/2014	AA+	3,270	3,513,026
Weber UT Muni Bldg Auth	4.00%	12/15/2013	AA-	1,770	1,863,562

Total					227,229,728

Other Revenue 6.23%

Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2015	Ba2	1,580	1,629,533
CA St Muni Fin Auth Republic Svcs	0.90%#	9/1/2021	BBB	4,200	4,200,000
CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%	6/15/2013	A1	5,000	5,298,000
FL St Brd of Ed Lottery Rev Ser A (AMBAC)	5.00%	7/1/2015	AAA	3,200	3,602,560
FL St Brd of Ed Lottery Rev Ser B	5.00%	7/1/2014	AAA	5,000	5,499,500
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%	12/1/2013	A+	1,635	1,750,398
IL Fin Auth Prairie Pwr Ser A Rmkt	3.00%	7/1/2042	A	10,000	10,280,100
IN Bd Bk Rev Common Sch Fd Adv Pur Fdg Ser B (NPFGC)	4.75%	2/1/2014	BBB	4,000	4,198,640
Indianapolis IN Loc Pub Impt Bd Bk Ser K	5.00%	6/1/2022	A1	4,040	4,630,042
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser A	4.00%	6/1/2043	BBB-	10,000	10,146,100
MI Fin Auth Detroit Sch Ser A-2	6.65%	3/20/2012	NR	4,500	4,539,915
MI St Strategic Fd Ltd Solid Wst Oblig Wst Mgmt	2.80%	12/1/2013	BBB	3,000	3,038,430
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2014	BBB	4,060	4,251,104
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2015	BBB	4,535	4,750,186
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%	5/1/2013	BBB+	5,000	5,287,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2017	A	$6,175	$7,206,843
NJ Econ Dev Auth El Dorado Ser A	0.70%#	12/1/2021	BBB-	5,000	5,000,000
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj	3.00%	12/1/2038	BBB	3,000	3,092,340
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj Ser C Rmkt	3.00%	12/1/2037	BBB	12,000	12,369,360
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2014	A+	3,000	3,274,740
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015	BBB	10,000	10,303,300
Wise Cnty VA Indl Dev Auth VA Elec & Pwr Co Ser A	2.375%	11/1/2040	A-	10,000	10,163,100

Total					124,511,441

Special Tax 0.27%

Denver CO Urban Renewal Auth Stapleton Sr Sub Ser B-1	4.00%	12/1/2014	Aa3	5,045	5,368,082

Tax Revenue 3.75%

AL St Pub Sch & College Auth Cap Impt & Econ Dev (NPFGC)(FGIC)	5.00%	12/1/2014	Aa1	3,540	3,836,086
AL St Pub Sch & College Auth Ser A	5.00%	5/1/2015	Aa1	2,800	3,178,812
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3	1,610	1,787,889
CA St Econ Recovery Ser A ETM	5.25%	7/1/2014	Aaa	1,130	1,262,300
CA St Econ Recovery Unrefunded Bal Ser A	5.25%	7/1/2014	Aa3	3,870	4,297,596
Des Moines IA Indpt Cmnty Sch Dist	5.00%	6/1/2015	A+	2,810	3,141,271
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2013	AA-	10,050	10,638,025
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.25%	7/1/2012	AA-	2,000	2,045,620
MA St Spl Oblig Rev Fed Hwy Grant Antic Ser A (AGM)	5.00%	12/15/2014	AAA	7,000	7,851,620
New York City NY Transnl Fin Auth Future Tax Secd Rev Sub Ser E	5.00%	11/1/2016	AAA	5,500	6,513,155
NJ Econ Dev Auth Cigarette Tax	5.375%	6/15/2014	BBB	2,560	2,696,653
NY St Loc Govt Assistance Corp Sr Lien Ser A	5.00%	4/1/2015	AAA	2,475	2,809,224
NY St Urban Dev Corp Rev St Pers Income Tax Ser A	5.00%	3/15/2017	AAA	10,000	11,941,300
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%	9/1/2014	A1	2,940	3,153,503
Regl Transit Auth LA Sales Tax (AGM)	3.00%	12/1/2013	AA-	750	775,208
Tallahassee FL Blueprint 2000 Intergovtl Agy (NPFGC)	5.00%	10/1/2013	Aa2	2,100	2,220,057
Volusia Cnty FL Sch Brd (NPFGC)	5.00%	10/1/2013	BBB+	4,150	4,263,834
WV Sch Bldg Auth	5.00%	7/1/2014	AAA	2,290	2,505,718

Total					74,917,871

Tobacco 1.38%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Ser A-1	5.00%	6/1/2014	A1	5,500	5,814,985
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.00%	3/1/2016	A	2,500	2,821,025
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.00%	3/1/2017	A	3,190	3,623,010
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A	5.00%	6/1/2017	AA-	5,475	6,407,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Railsplitter IL Tob Sttlmnt Auth	5.00%	6/1/2015	A	$8,000	$8,816,720

Total					27,483,078

Transportation 5.89%

Chicago IL Midway Arpt Rev 2nd Lien Ser B	5.00%	1/1/2034	A-	2,725	2,947,006
CT St Spl Tax Oblig Transn Infrastr Ser B	5.00%	12/1/2014	AA	10,000	11,176,200
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser A	4.00%	11/1/2014	A+	2,500	2,696,550
Delaware River PA Jt Toll Bridge Commn Ser A (NPFGC)	5.50%	7/1/2014	A2	2,455	2,685,181
Denver CO City & Cnty Arpt Rev Ser E (NPFGC)	6.00%	11/15/2013	A+	4,100	4,507,499
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%	9/1/2039	BBB	3,450	3,576,581
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%#	9/1/2039	BBB	6,550	6,790,319
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2017	AA	2,000	2,382,500
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%	6/1/2014	Aa2	1,000	1,097,090
Houston TX Arpt Sys Rev Sub Lien Ser B	5.00%	7/1/2017	A	1,500	1,735,350
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1	1.875%	10/1/2040	A	3,750	3,774,675
LA St Offshore Terminal Auth Loop LLC Pj Ser B-2	2.10%	10/1/2040	A	3,500	3,528,840
MA Bay Transn Auth Sr Ser C	5.25%	7/1/2013	AAA	75	80,348
Metro Transn Auth NY Ser B	5.00%	11/15/2014	AA	1,000	1,117,650
Metro Transn Auth NY Ser B	5.00%	11/15/2027	A	6,000	6,447,180
NC St Grant Antic	4.00%	3/1/2023	AA	10,000	11,356,400
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2015	Aa3	2,950	3,298,484
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2014	A+	5,000	5,573,300
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%	12/15/2018	A+	5,000	5,688,700
NY St Thwy Auth Secd Ser A-1	5.00%	4/1/2018	AA	3,405	4,118,960
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2014	Aa1	1,460	1,626,148
PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%	12/1/2013	Aa3	825	900,809
PA St Tpk Commn Sub Ser B	5.00%	6/1/2014	A-	3,250	3,518,515
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2014	AA-	5,000	5,440,650
South Jersey NJ Transn Auth Ser A-1	4.00%	11/1/2013	A-	4,000	4,157,720
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2017	A+	1,225	1,417,141
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2018	A+	1,280	1,498,854
Triborough NY Bridge & Tunnel Auth (NPFGC)	5.50%	11/15/2021	Aa3	6,345	8,120,648
Tulsa OK Arpts Impt Tr Rev Amer Airlines Corp	7.35%	12/31/2049	NR	8,100	6,264,459
WI St Transn Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+	75	80,140

Total					117,603,897

Utilities 13.50%

Austin TX Elec Util Sys Rev (AGM)	5.00%	5/15/2014	AA-	1,875	2,056,031
AZ Salt River Pj Agric Impt & Pwr Dist Ser B	4.00%	1/1/2015	Aa1	2,550	2,795,285
Butler Cnty OH Swr Sys Rev (AGM)	5.00%	12/1/2013	Aa3	1,225	1,306,671
Central Plains NE Enrg Pj No 1 Ser A	5.00%	12/1/2014	Ba3	3,050	3,177,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Chelan Cnty WA Pub Util Dist No 1 Sys Nts Sub Ser A	5.00%	7/1/2013	AA	$1,000	$1,067,910
Chicago IL Wtrwrks Rev 2nd Lien (AGM)	5.00%	11/1/2013	AA-	2,500	2,662,725
Cowlitz Cnty WA Pub Util Dist No 1 Dist Sys (NPFGC)(FGIC)	5.00%	9/1/2013	A1	2,225	2,365,420
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%	7/1/2013	Aa1	180	192,974
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2014	A+	5,000	5,393,000
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%	7/1/2014	AA-	5,180	5,671,945
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Co Pj	5.10%	10/1/2013	BBB+	5,000	5,128,650
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%	9/1/2025	BBB+	2,100	2,221,989
IL Fin Auth Gas Supply Peoples Gas Lt & Coke	2.125%	3/1/2030	A1	12,750	12,828,667
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Ser B	2.625%	2/1/2033	A1	4,000	4,102,480
IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%	2/1/2014	A+	1,000	1,069,230
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	10,000	10,989,500
Indianapolis IN Util Dist Ser B (NPFGC)(FGIC)	4.00%	6/1/2014	AA-	3,535	3,764,634
Intermountain Pwr Agy UT Ser A	5.50%	7/1/2014	A+	3,900	4,162,938
Jacksonville FL Elec Sys Rev Ser C	5.00%	10/1/2013	Aa3	3,750	4,036,987
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%	10/1/2014	Aa3	1,000	1,105,070
Long Island NY Pwr Auth Ser 2010A	5.00%	5/1/2014	A-	2,500	2,718,075
Long Island NY Pwr Auth Ser A	4.00%	5/1/2018	A-	3,940	4,433,130
Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%	7/1/2014	AA-	4,410	4,631,073
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2013	AA	4,925	5,221,731
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%	5/15/2013	AA	5,000	5,233,550
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2014	AA	9,505	10,425,084
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser B	5.50%	5/1/2029	BBB	2,500	2,536,225
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%	11/15/2013	BBB	2,855	3,043,630
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2018	A	3,145	3,698,331
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2021	A	7,000	8,401,050
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	BBB	5,000	5,411,350
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2015	A-	1,000	1,113,110
NC Eastern Muni Pwr Agy Ser F	5.375%	1/1/2013	A-	50	52,279
NC Eastern Muni Pwr Agy Ser F	5.50%	1/1/2014	A-	5,000	5,444,050
NY St Enrg Resh & Dev Auth Pollutn Ctrl Rev Ser C	2.25%	12/1/2015	BBB+	10,000	9,948,000
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%	12/1/2038	A3	3,500	3,654,175
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB-	5,400	6,047,190
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	4.75%	8/1/2029	Baa2	5,000	5,088,150
OH St Air Quality Dev Auth Pwr Co Ser A	3.25%	6/1/2041	Baa1	4,000	4,135,080
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%	1/1/2014	Baa3	1,000	1,018,930
Peninsula VA Ports Auth Dominion Term Assoc Pj	2.375%#	10/1/2033	A-	5,000	5,059,400
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2014	BBB+	3,000	3,270,300
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2013	A2	2,260	2,344,614
Riverside CA Swr Rev	4.00%	8/1/2013	Aa2	1,750	1,842,120
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	1,000	1,099,920
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.00%	8/1/2012	A-	10,000	10,193,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

SC St Pub Svc Auth Santee Cooper Ser B		4.00%	12/1/2019	AA-		$7,500	$8,716,725
Seattle WA Muni Lt & Pwr Rev		5.00%	4/1/2013	Aa2		1,000	1,057,560
Sthn CA Pub Pwr Auth Pj No 1 Ser A		5.00%	11/1/2012	Baa1		1,000	1,023,820
Sthn CA Pub Pwr Auth Rev Windy Point/Windy Flat Pj-1		5.00%	7/1/2022	AA-		7,225	8,617,113
Sthn MN Muni Pwr Agy Ser A (AMBAC)		5.25%	1/1/2015	A+		5,000	5,599,050
TN Enrg Acq Corp Ser A		5.00%	9/1/2013	Ba3		3,615	3,743,260
TN Enrg Acq Corp Ser A		5.25%	9/1/2018	Ba3		5,755	5,867,856
TN Enrg Acq Corp Ser A		5.25%	9/1/2020	Ba3		10,445	10,574,727
Truckee Meadows NV Wtr Auth		5.00%	7/1/2014	Aa2		10,420	11,326,332
Truckee Meadows NV Wtr Auth		5.00%	7/1/2015	Aa2		5,000	5,567,400
Vernon CA Elec Sys Rev Ser A		3.75%	8/1/2013	A-		7,900	8,081,937
Vernon CA Elec Sys Rev Ser A		5.25%	8/1/2014	A-		1,000	1,054,510
WI Pub Pwr Inc Sys Ser A (NPFGC)		5.25%	7/1/2013	A1		4,000	4,266,000
York Cnty VA Econ Dev Auth Elec & Pwr Ser A		4.05%	5/1/2033	A-		2,000	2,105,600

Total							269,765,769

Total Municipal Bonds (cost $1,501,938,456)							1,536,123,514

SHORT-TERM INVESTMENTS 21.35%

Municipal Bond 0.13%

General Obligation

Newburgh NY (cost $2,530,000)		5.00%	11/2/2012	NR		2,530	2,530,000

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Notes 21.22%

Corporate-Backed 0.66%

Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	1.27%	1/5/2012	1/1/2014	NR		1,000	1,000,000
MS Business Fin Corp Grand Alliance LLC Pj	0.97%	1/5/2012	1/1/2033	BBB-		12,275	12,275,000

Total							13,275,000

Education 2.96%

Birmingham AL Edl Bldg Auth Miles College Pj Ser A	1.17%	1/5/2012	2/1/2029	Ba2		1,680	1,680,000
CA Infrastr & Econ Dev Bk Westside Waldorf Sch Pj	0.57%	1/5/2012	10/1/2028	BBB-	(c)	2,950	2,950,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	1.07%	1/5/2012	12/1/2020	Ba2		4,735	4,735,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NE Edl Fin Auth Rev Creighton Univ Pj Ser B	0.14%	1/3/2012	12/15/2012	A3	$2,180	$2,180,000
NH Hlth & Ed Facs Auth Univ NH Ser B-1	0.06%	1/3/2012	7/1/2033	A+	6,400	6,400,000
NH Hlth & Edl Facs Auth Univ Sys Ser B	0.08%	1/3/2012	7/1/2033	Aa3	36,320	36,320,000
OH St Higher Edl Fac Rev Univ Dayton Pj Ser B	1.35%	1/5/2012	7/1/2016	A	5,000	5,000,150

Total						59,265,150

General Obligation 3.64%

CA St Ser B Sub Ser B-6	0.60%	1/3/2012	5/1/2040	AAA	12,910	12,910,000
Chicago IL Ser F Rmkt	0.50%	1/3/2012	1/1/2042	A+	14,800	14,800,000
IL St Ser B	3.00%	1/4/2012	10/1/2033	A+	17,900	17,900,000
New York City NY Adj Ser A-4	1.00%	1/4/2012	8/1/2038	AAA	2,000	2,000,000
New York City NY Sub Ser A-5	0.70%	1/3/2012	8/1/2015	A1	1,615	1,615,000
New York City NY Sub Ser H-2	0.50%	1/3/2012	1/1/2036	A-	13,105	13,105,000
Puttable Floating Option Rcpts Cop MT-690 (NPFGC)†	1.00%	1/5/2012	7/16/2023	A2	11,995	11,995,000

Total						74,325,000

Health Care 6.17%

Albany-Dougherty Cnty GA Hosp Auth Ser B	0.71%	1/3/2012	9/1/2032	BBB-	27,360	27,360,000
Gulf Shores AL Med Clinic Brd Colonial Pinnacle Mob Pj	0.97%	1/5/2012	7/1/2034	Ba2	4,150	4,150,000
Marion Cnty OH Hlthcare Fac Church Homes Inc Pj	4.25%	1/4/2012	9/1/2027	BB	16,265	16,265,000
NJ Hlthcare Facs Fing Auth Christian Hlthcare Ctr	0.40%	1/5/2012	7/1/2038	A-	9,280	9,280,000
Oakbend Med Ctr TX Hosp Rev	0.75%	1/3/2012	12/1/2038	Ba2	17,130	17,130,000
Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.26%	1/3/2012	7/1/2036	A3	17,575	17,575,000
Puttable Floating Option Rcpts MT-641†	1.00%	1/5/2012	7/1/2022	A2	23,645	23,645,000
Santa Ana CA Hlth Fac Rev Multi Modal Twn & Country	0.68%	1/4/2012	10/1/2020	A	6,500	6,500,000
WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	2.00%	1/4/2012	2/1/2022	A3	1,455	1,455,000

Total						123,360,000

Housing 0.16%

Northport AL Multi Fam Hsg Rev Northbrook Ser I-A	1.17%	1/5/2012	7/1/2018	BBB-	3,140	3,140,000

Lease Obligations 1.58%

Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A GTD	0.65%	1/3/2012	6/1/2032	Aa1	31,550	31,550,000

Other Revenue 1.11%

CA St Infrastr & Econ Dev Bk Los Angeles Museum A	0.04%	1/3/2012	9/1/2037	Aa1	3,000	3,000,000
MS Business Fin Corp Vly Svcs Inc Ser A	0.97%	1/5/2012	7/1/2023	Ba2	9,745	9,745,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-SHORT DURATION TAX FREE FUND December 31, 2011

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

WI St Hlth & Edl Facs Auth Maranatha Baptist	2.00%	1/5/2012	8/1/2026	BBB	$9,400	$9,400,000

Total						22,145,000

Tax Revenue 1.83%

Chicago IL Sales Tax Rev Rmkt	0.08%	1/3/2012	1/1/2034	AAA	14,570	14,570,000
Midcities CO Metro Dist No 1 Spl Rev Ser A	0.90%	1/5/2012	12/1/2020	AA-	6,980	6,980,000
New York City NY Transnl Fin Auth Future Tax Secd Sub Ser B-3	0.08%	1/4/2012	11/1/2028	AAA	15,000	15,000,000

Total						36,550,000

Transportation 1.98%

Denver CO City & Cnty Arpt Sub Ser G1 Rmkt (AG)	0.11%	1/4/2012	11/15/2025	AA+	28,595	28,595,000
Triborough NY Bridge & Tunnel Auth Sub Ser B-2	1.25%	1/5/2012	1/1/2032	Aa2	11,000	11,000,000

Total						39,595,000

Utilities 1.04%

Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	1.40%	1/3/2012	6/1/2036	AA+	20,730	20,730,000

Total Variable Rate Demand Notes (cost $423,935,000)						423,935,150

Total Short-Term Investments (cost $426,465,000)						426,465,150

Total Investments in Securities 98.22% (cost $1,928,403,456)						1,962,588,664

Cash and Other Assets in Excess of Liabilities 1.78%						35,626,084

Net Assets 100.00%						$1,998,214,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 96.03%

Corporate-Backed 5.87%

AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2		$4,300	$3,860,798
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		1,500	1,512,495
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		3,315	3,465,833
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB		3,800	3,975,446
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB		1,000	1,045,480
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA		4,000	4,525,240
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,300	3,557,466
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT(e)	9.00%	5/1/2029	NR		7,980	1,675,800
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB		6,480	6,578,237
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%	7/1/2018	A-		8,000	8,030,720
Farmington NM Pollutn Ctrl Rev Pub Svc NM San Juan Ser B	4.75%	6/1/2040	BBB-		10,000	10,243,700
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.25%	6/1/2017	A+		7,000	7,821,100
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%	6/1/2016	A+		12,600	14,259,798
IN St Fin Auth Envr US Steel Corp	6.00%	12/1/2019	BB		5,000	5,094,100
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-		1,000	882,110
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB		2,890	2,987,480
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%	8/1/2029	BBB-		6,605	7,074,615
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		3,500	3,652,880
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,280,385
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR		3,000	2,559,780
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(c)	750	779,310
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(c)	1,000	1,047,950
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,142,880
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		5,000	5,132,300
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		3,000	2,729,250
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	1,003,720
NH St Business Fin Auth UTD Illuminating Ser A AMT	4.50%	7/1/2027	BBB		5,000	5,358,050
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B		6,045	6,018,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	$3,000	$2,906,160
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	A-	4,940	4,941,284
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR	2,400	2,437,080
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-	2,450	2,483,198
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	250	238,850
Tulsa OK Arpts Impt Tr Rev Ser A Rmkt AMT(e)	7.75%	6/1/2035	NR	2,500	1,899,800
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser B	5.00%	1/1/2021	A	2,000	2,313,100
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser C	5.00%	1/1/2021	A	10,000	11,565,500
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,648,050
Whiting IN Envr Facs BP Prods North Amer Rmkt	5.25%	1/1/2021	A	6,000	7,056,720

Total					158,785,490

Education 4.75%

Adams Cnty PA Indl Dev Auth Gettysburg College	5.00%	8/15/2020	A	1,760	2,052,934
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2	1,100	1,211,045
AZ St Univ Brd Regents COP (NPFGC)	5.00%	7/1/2022	AA-	3,465	3,811,465
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-	2,090	2,374,491
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,106,370
CA St Univ Rev Systemwide Ser A	5.00%	11/1/2024	Aa2	15,000	17,341,800
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB+	1,000	1,029,290
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,126,350
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	Aa2	1,800	2,137,194
Dist of Columbia Univ Rev Georgetown Univ	5.00%	4/1/2030	A-	5,000	5,749,200
Harris Cnty TX Cultural Ed Facs Fin Corp Baylor College Medicine Ser D	5.00%	11/15/2019	A-	1,910	2,031,782
IL Fin Auth Rev IL Inst Tech	6.50%	2/1/2023	Baa3	2,000	1,968,940
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2016	Baa3	2,500	2,401,100
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3	1,000	901,820
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	6,049,850
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,595,133
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%	6/15/2020	Ba3	2,700	2,670,300
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.25%	7/1/2018	NR	250	100,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,296,058
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,156,210
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2016	A-	1,000	1,132,730
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA	625	779,469
NC Cap Facs Fin Agy Meredith College	5.375%	6/1/2021	BBB	500	527,220
NH Hlth & Ed Facs Auth Univ Sys Ser A	5.50%	7/1/2020	Aa3	1,890	2,293,742
NJ St Edl Facs Auth Higher Ed Cap Impt Fd Ser A (AGM)	5.00%	9/1/2019	AA-	4,270	4,513,134
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2019	Baa1	5,595	6,795,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NJ St Higher Ed Assist Auth Ser A	5.00%	6/1/2018	AA	$2,805	$3,187,406
NY St Dorm Auth Rev Non St Supp Debt Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%	2/1/2022	BBB	2,500	2,645,650
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech	5.00%	7/1/2018	A1	1,000	1,175,720
OH St Higher Edl Fac Rev Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,482,913
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,216,723
PA St Higher Edl Facs Auth Ser AG	5.25%	6/15/2018	Aa2	1,000	1,214,450
PA St Higher Edl Facs Auth Ser AH	5.00%	6/15/2019	Aa2	2,455	2,922,751
PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%	9/1/2019	AA+	3,450	4,277,896
RI St Hlth & Edl Bldg Corp Pub Sch Fing Pg Ser A (AGM)	5.00%	5/15/2018	Aa3	1,855	2,135,532
TX St Univ Sys Fing Rev	5.25%	3/15/2019	Aa2	5,000	6,075,350
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2020	AA	1,475	1,782,139
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%	8/1/2018	Aa1	1,000	1,176,370
Univ of Pittsburgh PA Cap Pj Ser B	5.00%	9/15/2019	Aa1	2,030	2,497,245
Univ of Toledo OH	5.00%	6/1/2018	A+	1,145	1,329,608
Univ of Toledo OH	5.00%	6/1/2019	A+	2,800	3,268,440
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	6,147,550
Univ of Western MI Rev (AG)	5.25%	11/15/2020	AA-	3,980	4,660,540

Total					128,349,317

General Obligation 17.75%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.25%	8/1/2019	A2	875	1,038,301
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.50%	8/1/2020	A2	730	862,831
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	A3	2,335	2,548,045
Atlantic Cnty NJ	5.00%	2/1/2018	AA	885	1,060,150
Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	Aaa	3,190	3,567,281
Birmingham AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,141,000
Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	Aa3	2,500	2,721,100
Broward Cnty FL Pks & Land Preservation Pj	5.00%	1/1/2019	Aaa	2,040	2,199,038
CA St	5.00%	8/1/2018	A1	3,000	3,457,050
CA St	5.25%	9/1/2024	A1	10,000	11,654,700
CA St (AGM)	5.00%	8/1/2016	AA-	2,000	2,252,240
CA St Var Purp	5.25%	10/1/2020	A1	10,000	11,923,700
CA St Var Purp	5.25%	3/1/2022	A1	6,320	7,497,479
Chicago IL Brd of Ed Ser F	5.00%	12/1/2017	AA-	1,500	1,737,675
Chicago IL Pjs Ser A (AGM)	5.00%	1/1/2027	AA-	10,000	10,734,600
Chicago IL Pk Dist Ser C	5.00%	1/1/2024	AA+	4,190	4,904,730
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	2,123,485
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA	7,595	8,698,478
Cleveland OH Var Purp Ser A (AG)	5.25%	12/1/2020	AA	1,415	1,621,364
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa2	1,580	1,849,232
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	1,405	1,637,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Cook Cnty IL Ser A	5.00%	11/15/2020	AA	$5,000	$5,844,950
Cook Cnty IL Ser A	5.00%	11/15/2021	AA	5,000	5,778,650
Crawford Cent Sch Dist PA Ser C	5.00%	2/1/2019	Aa3	1,775	2,073,999
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,355,260
Delaware Vly PA Regl Fin Auth Ser B (AMBAC)	5.60%	7/1/2017	A2	3,140	3,584,436
Denver CO City & Cnty Sch Dist No 1 Ser C	5.00%	12/1/2021	Aa2	10,000	12,601,500
Detroit MI Dist St Aid	5.00%	11/1/2018	AA	3,320	3,808,339
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AA+	3,500	4,062,065
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2020	Aa2	15,000	17,981,700
FL St Brd of Ed Cap Outlay 2008 Ser G	5.00%	6/1/2024	AAA	10,000	11,835,100
Fontana CA Unif Sch Dist Ser A (AGM)	5.25%	8/1/2025	AA-	3,125	3,387,375
Fresno CA Unif Sch Dist Ser B (NPFGC)	5.25%	2/1/2024	A+	3,285	3,770,162
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%	2/15/2020	Aaa	2,000	2,429,820
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%	1/1/2020	AA+	5,000	6,161,050
Harris Cnty TX Road Ser B	5.00%	8/15/2024	AA-	5,000	5,624,200
Harris Cnty TX Ser A	5.00%	10/1/2024	AAA	6,950	8,330,339
Henry Cnty GA Sch Dist	4.50%	8/1/2022	AA+	5,000	6,074,150
HI St Ser DG (AMBAC)	5.00%	7/1/2015	AA	40	45,650
Hoffman Estates Vlg IL Ser A	5.25%	12/1/2020	AA+	1,205	1,432,444
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,859,975
Houston TX Ser A	5.00%	3/1/2018	AA	10,000	12,122,500
IL St 1st Ser (NPFGC)	5.375%	4/1/2016	A+	4,465	5,056,880
IL St 1st Ser (NPFGC)	5.50%	8/1/2016	A+	2,255	2,585,425
IL St Ser A	5.00%	10/1/2017	A+	5,000	5,265,500
Iron Cnty UT Sch Dist Sch Bldg UT Sch Bd Pg	5.00%	1/15/2021	Aaa	1,210	1,350,796
Jackson MS Pub Sch Dist (AGM)	5.00%	10/1/2018	Aa3	2,655	2,910,517
Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AA-	2,730	3,113,865
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2023	AA-	9,520	10,382,322
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%	8/1/2016	A1	2,585	2,718,825
King Cnty WA Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	3,060,900
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%	12/1/2016	Aaa	4,125	4,912,916
LA St Ser A	5.00%	9/1/2022	Aa2	5,120	6,244,096
Lancaster CA Sch Dist (AG)	5.00%	8/1/2017	AA-	1,125	1,281,094
Las Vegas-Clark Cnty NV Library Dist Medium Term	5.00%	1/1/2019	AA	3,500	4,092,095
MA St Ser C (AGM)	5.50%	12/1/2017	AA+	1,600	1,997,296
Maricopa Cnty AZ Unif Sch Dist No 41-Gilbert Sch Impt Ser A (NPFGC)(FGIC)	5.00%	7/1/2018	Aa2	2,400	2,672,352
Memphis TN Gen Impt (NPFGC)	5.00%	10/1/2018	AA	3,295	3,653,002
Metro Govt Nashville & Davidson Cnty TN	5.00%	1/1/2018	Aa1	8,325	10,131,691
Metro Govt Nashville & Davidson Cnty TN	5.00%	5/15/2020	Aa1	5,225	6,119,468
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	Aa2	3,225	3,862,034
Milwaukee WI Corp Purp Ser B4	5.00%	5/15/2024	Aa1	5,510	6,607,427
Mobile AL Ser B	5.00%	2/15/2018	Aa2	1,000	1,192,680
MS Dev Bk Spl Oblig Jackson GTD	5.50%	1/1/2019	Aa2	1,120	1,345,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

NC St Ser C	5.00%	5/1/2021	AAA	$10,955	$14,015,717
New York City NY Ser B	5.00%	8/1/2022	AA	10,000	12,106,900
New York City NY Sub Ser A-4	5.00%	8/1/2023	AA	11,850	14,135,272
New York City NY Sub Ser H-5	0.48%#	3/1/2034	A-	12,460	12,460,000
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%	10/1/2020	AA-	475	544,117
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2020	Aa1	4,500	5,453,865
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,393,432
Otsego MI Pub Sch Dist (AGM)	4.00%	5/1/2021	AA-	2,245	2,384,123
PA St 1st Ser	5.00%	11/15/2021	Aa1	13,215	16,719,750
Philadelphia PA Ser A (AGM)	5.00%	12/15/2015	AA-	1,315	1,445,527
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	591,585
Phoenix AZ Var Purp Ser A	5.00%	7/1/2016	AAA	2,525	2,961,194
Plainfield Vlg IL Ser A (NPFGC)	5.00%	12/15/2019	AA	1,940	2,100,419
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%	9/1/2021	Aa3	1,440	1,593,965
Puerto Rico Comwlth Govt Dev Bk Sr Nts Ser D	1.00%	11/8/2012	Baa1	10,000	9,949,500
Puerto Rico Comwlth Pub Impt Ser A (AGM)	5.00%	7/1/2018	AA-	3,000	3,145,800
Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%	7/1/2017	Baa1	2,705	3,031,791
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	10,000	10,410,900
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.00%	8/1/2021	Aa2	750	920,918
San Jose CA Unif Sch Dist Election of 2002 Ser C (NPFGC)(FGIC)	4.50%	8/1/2023	AA	2,825	3,067,639
Shelby Cnty TN Ser A	5.00%	4/1/2019	AA+	1,200	1,485,204
Territory of Guam Ser A	5.75%	11/15/2014	B+	1,270	1,296,505
UT St Ser A	5.00%	7/1/2024	AAA	5,000	6,130,600
WA St Gen Oblig Unltd Var Purp-Ser A	5.00%	8/1/2022	AA+	14,245	17,587,589
WA St Var Purp Ser D (AMBAC)	5.00%	1/1/2017	AA+	3,000	3,268,710
Washington MD Subn Santn Commn Consol Pub Impt	5.00%	6/1/2017	AAA	15,000	18,211,050
WI St Ser 2	5.00%	11/1/2020	AA	5,000	6,271,850
Woonsocket RI	7.125%	6/15/2016	Ba1	4,500	4,620,375
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2019	AA-	1,000	1,145,240
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2020	AA-	1,195	1,358,703
Yavapai Cnty AZ Unif Sch Dist No 22 Humboldt Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa3	1,070	1,250,242

Total					480,009,037

Health Care 15.34%

Alachua Cnty FL Hlth Facs Auth Bonita Spring Ser B2	7.125%	11/15/2016	NR	10,000	10,002,000
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.625%	11/15/2022	NR	2,000	1,801,480
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.75%	11/15/2026	NR	3,000	2,621,550
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	BBB+	200	218,288
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B+	3,250	3,175,640
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,104,490
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.25%	11/15/2016	Baa2	2,605	2,799,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR		$5,200	$5,008,172
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A		1,750	1,868,125
CA Hlth Facs Fing Auth Episcopal Home Ser B	5.50%	2/1/2024	A-		2,000	2,148,040
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%	10/1/2020	AA-		2,000	2,356,320
CA Hlth Facs Fing Auth Stanford Hosp & Clinics Ser A	5.00%	11/15/2023	Aa3		3,000	3,181,110
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2016	BBB		2,000	2,142,700
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2017	BBB		2,245	2,378,780
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%	11/15/2019	BBB		1,600	1,779,088
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.00%	1/15/2019	AA-		4,455	4,987,061
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.25%	1/15/2023	AA-		2,895	3,281,425
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.00%	8/1/2019	NR		1,500	1,555,980
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2019	AA		6,000	7,015,020
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2021	AA		6,535	7,482,248
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2019	BBB-		550	560,087
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%	12/15/2019	BBB-		1,000	995,440
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%	7/1/2022	AA-		1,000	1,060,170
Eden Twp CA Hlthcare Dist COP	5.375%	6/1/2023	BBB	(c)	3,085	3,110,760
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	6.00%	7/1/2020	Ba1		5,055	5,064,908
Florence Cnty SC Hosp Rev McLeod Regl Med Ctr Ser A	5.00%	11/1/2018	AA-		1,845	2,125,089
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%	1/1/2018	BBB-	(c)	3,535	3,822,714
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%	1/1/2019	BBB-	(c)	2,000	2,166,500
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%	8/1/2019	A2		3,840	4,082,458
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		530	532,226
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		2,000	1,615,400
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2019	A1		4,075	4,463,388
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA-		1,000	1,024,260
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,742,825
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2018	BBB+		1,000	1,089,270
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2019	BBB+		3,000	3,245,130
IL Fin Auth Rev Provena Hlth Ser A	6.00%	5/1/2020	BBB+		4,000	4,374,600
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A2		1,000	1,120,850
IL Fin Auth Rev Sedgebrook Inc Fac Ser A(e)	5.50%	11/15/2013	NR		176	2
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AA-		2,000	2,216,460
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AA-		2,000	2,259,500
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA		1,765	2,018,613
IN Hlth & Edl Facs Fing Auth St. Francis Ser E Rmkt (AGM)	5.25%	11/1/2022	Aa3		1,000	1,124,980
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR		785	789,459
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2018	AA-		4,350	5,059,789
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2019	AA-		4,400	5,155,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

Kalamazoo MI Hosp Fin Auth Bronson Hosp Ser A Rmkt (AGM)	5.25%	5/15/2014	AA-	$2,000	$2,145,760
Kansas City MO Indl Dev Auth First Mtg Bishop Spencer Ser A	6.25%	1/1/2024	NR	950	957,173
Kansas City MO Indl Dev Auth First Mtg Bishop Spencer Ser A	6.50%	1/1/2035	NR	2,500	2,494,050
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.50%	7/1/2020	BB+	3,275	3,321,570
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR	1,000	1,000,640
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR	4,700	4,719,505
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	AA-	1,580	1,884,577
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	AA-	1,775	2,069,189
LA Pub Facs Auth Rev Christus Hlth Ser A	5.25%	7/1/2020	A+	3,200	3,575,040
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB-	7,500	7,731,075
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR	5,000	5,000,000
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2020	A	4,905	5,502,674
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2021	A	5,550	6,171,489
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.00%	7/1/2026	Baa3	7,755	7,940,732
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	A1	2,700	2,904,471
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2018	A1	2,640	2,926,070
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	5.00%	8/1/2021	AA-	2,115	2,406,891
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-	3,250	3,253,347
Miami Beach FL Hlth Facs Auth Mt Sanai Med Ctr	6.75%	11/15/2021	Baa3	2,800	2,965,620
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.50%	2/15/2025	AA-	4,500	5,130,585
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2018	AA	1,605	1,885,008
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2019	AA	1,790	2,095,589
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2020	AA	1,000	1,168,270
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2016	A-	2,000	2,164,720
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2017	A-	2,500	2,720,000
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2018	A-	3,000	3,244,800
MS Hosp Equip & Facs Auth North MS Hlth Svcs Ser 1	5.00%	10/1/2017	AA	2,500	2,907,600
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR	2,900	2,855,601
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	3,445	3,655,317
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	1,500	1,664,265
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2019	BBB	10,000	10,708,400
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	A+	2,000	2,252,560
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	6,590	7,137,036
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	6.00%	7/1/2026	BBB-	5,500	5,796,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-	$2,045	$2,099,213
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Ser B	5.25%	7/1/2023	BBB-	5,000	5,085,700
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AA-	5,455	6,379,568
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	A3	2,000	2,092,620
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	4,000	4,567,400
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2016	BBB+	1,600	1,787,584
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2019	BBB+	2,000	2,252,220
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,067,980
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2022	Aa2	3,000	3,337,770
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,599,250
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2020	Aa3	8,000	9,213,440
Palomar CA Pomerado Hlthcare COP	5.25%	11/1/2021	Baa3	5,000	5,174,500
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB-	1,900	1,901,672
Roanoke VA Econ Dev Auth Carilion Clinic Oblig	5.00%	7/1/2025	A+	10,000	10,713,800
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	10,000	11,508,800
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB	3,620	3,575,981
SC Jobs Econ Dev Auth Tuomey Hlthcare Sys (AMBAC)	5.00%	11/1/2018	NR	2,155	2,095,414
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A-	2,000	2,203,300
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,580,960
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,627,866
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,905,337
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BB+	2,900	3,008,982
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,910	1,939,319
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,525	3,274,478
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	5.75%	7/1/2018	AA-	3,280	3,580,153
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	4.75%	11/1/2025	A	6,150	6,387,697
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp	5.50%	7/1/2027	Baa1	3,975	4,087,373
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,581,974
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,335,477
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2019	A3	4,000	4,418,800
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.125%	11/1/2020	A3	5,500	6,102,525
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA+	1,170	1,237,047
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	7,273,560
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,276,023
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AA-	2,230	2,471,464
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	3,225	3,225,258
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	3,185	3,306,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	BBB+	$8,160	$8,716,349
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	BBB+	2,000	2,110,260
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,586,976

Total					414,774,454

Housing 0.59%

Athens GA Hsg Auth Rev Univ GA East Campus	4.00%	12/1/2019	Aa2	2,045	2,334,633
Athens GA Hsg Auth Rev Univ GA East Campus ETM	4.00%	12/1/2019	NR	240	284,373
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	2,216,660
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	5,004,600
NJ Econ Dev Auth MSU Student Hsg Pj	5.00%	6/1/2018	Baa3	1,390	1,508,678
NJ Econ Dev Auth MSU Student Hsg Pj	5.25%	6/1/2019	Baa3	1,610	1,756,140
PA St Higher Edl Facs Auth Edinboro Univ	5.00%	7/1/2018	BBB-	245	264,985
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,315	2,469,295

Total					15,839,364

Lease Obligations 10.16%

Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.00%	7/1/2021	Aa3	610	674,245
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	Aa2	4,500	5,001,165
AZ Sch Facs Brd Ctfs Ser A-3 (NPFGC)(FGIC)	5.00%	9/1/2019	A+	4,850	5,225,147
Brevard Cnty FL Sch Brd COP Ser B (NPFGC)(FGIC)	5.00%	7/1/2019	Aa3	3,500	3,740,065
Broward Cnty FL Sch Brd COP (NPFGC)	5.00%	7/1/2021	Aa3	2,930	3,068,003
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A2	4,085	4,564,988
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.25%	10/1/2019	A2	11,370	13,065,267
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.00%	3/1/2018	A2	7,490	8,447,147
Cleveland OH Cleveland Stadium Pj Ser A COP	4.75%	11/15/2020	A	3,000	3,366,030
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2019	A	2,450	2,798,170
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AA-	3,800	4,414,612
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,645,680
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	6,405	7,260,003
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj Ser B	5.00%	5/1/2024	AA-	5,930	6,794,535
FL Dept of Children & Fam Svcs FL Civil Commitment Ctr COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	3,153,613
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	2,200	2,518,252
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,192,370
Goodyear AZ Pub Impt Corp	6.375%	7/1/2019	AA-	500	620,125
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,630,420
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	15.00%	5/27/2012	NR	1,768	608,157
IN Fin Auth Lease Rev Ser A1	5.00%	11/1/2015	AA+	1,000	1,130,720
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2022	AA-	2,300	2,518,362
Kansas City MO Indl Dev Auth Downtown Redev Dist Ser A	5.00%	9/1/2022	AA-	8,445	9,593,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa3	$3,425	$4,227,854
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AA-	2,000	2,385,900
LA Pub Facs Auth Hurricane Recovery Pg (AG)	5.00%	6/1/2020	AA-	5,000	5,513,800
Lexington Fayette Urban Cnty Govt Pub Facs Corp Lease Eastern St Hosp Ser A	5.00%	6/1/2024	Aa3	6,800	7,570,848
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	4.00%	6/1/2014	A+	5,100	5,453,889
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	4.00%	12/1/2014	A+	4,685	5,061,252
Manatee Cnty FL Transn Rev (AMBAC)	5.00%	10/1/2019	Aa2	2,030	2,203,362
MD St Econ Dev Corp Pub Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,636,516
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	4,215,399
Mecklenburg Cnty NC Pub Facs Annual Apprec Ltd Ser O	5.00%	3/1/2020	AA+	2,525	3,082,217
MI St Fin Auth Rev Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,329,265
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2023	A+	3,865	4,451,900
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2024	A+	6,915	7,841,956
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	1,000	1,080,590
Miami-Dade Cnty FL Sch Brd COP Ser B	5.00%	5/1/2032	A1	5,000	5,511,100
Miami-Dade Cnty FL Sch Brd Ctfs Ser A (NPFGC)(FGIC)	5.00%	5/1/2022	A1	13,050	14,144,112
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	5.862%#	4/1/2014	Aa3	200	200,782
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%	2/1/2018	AA-	1,000	1,178,860
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%	5/1/2017	AA+	2,000	2,400,960
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2018	AA-	245	281,779
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%	12/15/2020	A+	8,125	9,483,906
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.25%	9/1/2023	A+	10,000	11,487,000
NJ Econ Dev Auth Sch Facs Ser GG	5.25%	9/1/2025	A+	5,075	5,701,915
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	A+	1,425	1,661,080
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2019	A+	3,000	3,531,840
NJ Sports & Exposition Auth Ser B	5.00%	9/1/2018	A+	4,950	5,806,944
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%	12/15/2020	A+	1,000	1,216,730
North Charleston SC Convtn Ctr COP	5.00%	10/1/2016	AA-	2,010	2,292,023
Northwest Allen IN Sch Bldg Corp First Mtg (AGM)	5.00%	7/15/2020	AA+	3,140	3,572,943
NY St Dorm Auth Rev Non St Supp Debt Sch Dists Fing Pg Ser A (AGM)	5.00%	10/1/2023	AA-	8,000	9,228,240
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%	2/15/2016	AA-	2,775	3,165,554
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,320	1,477,247
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	1,920	2,148,722
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	770	861,727
NY St Urban Dev Corp Rev Svc Contract Ser A-2	5.00%	1/1/2022	AA-	3,705	4,357,339
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	140	143,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%	7/1/2021		Baa1		$5,000	$5,587,200
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016		Aa1		5,475	6,474,187
WI St Rev Ser A	5.25%	5/1/2020		AA-		2,175	2,682,515

Total							274,683,349

Other Revenue 4.80%

Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2017		Ba2		1,935	2,014,296
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030		NR		1,200	1,063,932
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018		NR		1,900	1,878,625
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2018		BBB-		1,400	1,551,382
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019		BBB-		2,715	3,000,754
CA Infrastr & Econ Dev Bk Broad Museum Pj Ser A	5.00%	6/1/2021		Aa1		5,425	6,750,816
CA Infrastr & Econ Dev Bk J David Gladstone Instn Ser A	5.25%	10/1/2026		A-		10,000	10,480,900
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025		BBB-		5,110	5,278,988
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016		AAA		1,000	1,154,680
FL St Brd of Ed Lottery Rev Ser E	5.00%	7/1/2020		AAA		7,645	9,202,363
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033		BB+	(c)	4,650	4,831,210
Garza Cnty TX Pub Fac Corp	5.25%	10/1/2017		BBB		1,000	1,027,310
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2018		BBB		1,000	1,022,090
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2019		BBB		1,600	1,619,456
ID Hsg & Fin Assoc Ser A	5.00%	7/15/2029		Aa2		5,000	5,442,450
Indianapolis IN Loc Pub Impt Bd Bk Ser K	5.00%	6/1/2024		A1		4,000	4,439,960
La Vernia TX Higher Ed Fin Corp Lifeschs of Dallas Ser A	7.00%	8/15/2026		BBB-		4,455	4,679,265
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024		NR		1,940	1,685,511
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.00%	12/1/2016		NR		900	767,934
ME St Muni Bd Bk Infrastr Transcap Pg Ser A	5.00%	9/1/2025		AA		19,095	22,205,575
MI Fin Auth Detroit Sch Ser A-2	6.65%	3/20/2012		NR		4,500	4,539,915
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	—	—	(g)	NR		400	3,000
Minneapolis MN Rev National Marrow Donor Pg	4.875%	8/1/2025		BBB		5,000	4,958,200
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%	5/1/2019		BBB+		3,225	3,617,353
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+		2,000	2,249,080
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018		A+		2,500	3,076,450
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2021		A		5,000	5,925,550
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015		BBB		5,000	5,151,650
Seminole Indian Tribe FL Spl Oblig Ser A†	5.50%	10/1/2024		BBB-		2,400	2,363,112
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%	12/1/2012		NR		250	248,095
WA St Econ Dev Fin Auth Wst Mgmt Rmkt	2.00%	6/1/2020		BBB		7,500	7,607,100

Total							129,837,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax 1.54%

Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%	1/1/2020	NR		$2,860	$3,075,387
FL St Vlg Cmnty Dev Dist No 9	5.75%	5/1/2021	NR		5,000	5,193,200
FL St Vlg Cmnty Dev Dist No 9	6.75%	5/1/2031	NR		3,000	3,165,120
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A		6,000	6,124,860
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR		5,000	3,280,900
Mesquite NV Redev Agy Tax Alloc	7.00%	6/1/2019	A-		1,700	1,778,795
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%	9/1/2021	A1		6,415	7,181,207
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR		435	431,272
Sparks NV Redev Agy Tax Redev Area No 1	4.50%	1/15/2018	A-		1,210	1,210,617
Sparks NV Redev Agy Tax Redev Area No 1	4.75%	1/15/2019	A-		1,540	1,545,452
Sparks NV Redev Agy Tax Redev Area No 1	5.375%	1/15/2020	A-		1,675	1,730,627
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2		6,595	6,238,606
Tempe AZ Pier Twn Lake Impt Dist	5.00%	1/1/2018	Aa3		500	586,115

Total						41,542,158

Tax Revenue 4.59%

AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2016	Aa1		3,500	4,159,295
Denver CO City & Cnty Excise Ser A (AG)	6.00%	9/1/2023	AA-		3,000	3,657,240
IL St Build IL	5.00%	6/15/2019	AAA		5,000	6,090,600
Martin Cnty TX Hosp Dist Ser A	7.00%	4/1/2031	BBB+	(c)	3,250	3,351,075
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1		3,245	3,741,323
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA		1,000	1,190,050
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S1A	5.00%	7/15/2024	AA-		10,000	11,619,700
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-		3,055	3,568,057
New York City NY Transnl Fin Auth Sub Future Tax Secd Ser B	5.00%	11/1/2016	AAA		5,000	5,921,050
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB		5,325	5,334,585
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB		1,195	1,195,956
NY St Dorm Auth Rev Non St Supp Debt Sch Dists Fing Pg Ser C (AG)	5.00%	10/1/2017	AA-		5,000	5,762,400
NY St Dorm Auth Rev St Pers Gen Purp Ser A	5.00%	3/15/2024	AAA		15,585	18,611,763
NY St Urban Dev Corp Rev St Pers Income Tax Ser A	5.00%	3/15/2018	AAA		10,000	12,188,400
Oneida Tribe of Indians WI†	5.50%	2/1/2021	AA-		3,000	3,351,630
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2018	A+		1,680	1,925,431
Polk Cnty FL Transn Rev	5.00%	12/1/2021	A1		2,825	3,277,989
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+		3,215	3,789,842
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A ETM	5.25%	8/1/2019	A1		680	870,842
Puerto Rico Sales Tax Fing Corp Ser C	5.00%	8/1/2022	Aa2		1,500	1,772,625
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2018	AA-		1,000	1,177,050
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2019	AA-		1,000	1,185,400
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	Aa2		6,495	7,764,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

San Mateo Cnty CA Transn Auth Dist Ser A (NPFGC)	4.50%	6/1/2022	AA		$1,830	$1,945,656
Territory of Guam Oblig Rev Section 30 Ser A	5.375%	12/1/2024	BBB-		1,000	1,045,440
Territory of Guam Oblig Rev Section 30 Ser A	5.50%	12/1/2019	BBB-		1,000	1,113,670
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2018	BBB+		1,000	1,083,090
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2019	Baa3		2,500	2,863,525
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2019	BBB		3,000	3,393,780
Volusia Cnty FL Sales Tax Rev Sub Lien Sales Tax (AGM)	5.00%	10/1/2015	Aa3		1,000	1,111,350

Total						124,063,456

Tobacco 3.12%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BB-		8,495	6,462,316
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BB-		1,360	976,453
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BB-		9,500	7,071,705
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2014	A1		2,500	2,576,975
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BB+		10,000	6,995,800
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	2,970	2,369,912
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	3,925	3,229,254
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		6,180	5,327,963
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2023	A-		5,000	5,548,000
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2024	A-		15,000	16,446,450
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	BB+		5,500	3,954,335
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%	6/1/2019	AA-		1,000	1,074,200
Railsplitter IL Tob Sttlmnt Auth	5.00%	6/1/2017	A		10,095	11,282,172
Railsplitter IL Tob Sttlmnt Auth	6.25%	6/1/2024	A-		8,500	9,301,040
SC Tob Sttlmnt Rev Mgmt Auth	5.00%	6/1/2018	Aa3		1,820	1,822,148

Total						84,438,723

Transportation 10.46%

Atlanta GA Arpt Rev Ser C	5.50%	1/1/2021	A1		3,000	3,685,260
AZ St Transn Brd Sub Hwy Rev Ser A	5.00%	7/1/2021	AA+		10,000	12,405,400
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%	1/15/2020	BBB-		7,000	7,156,310
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	5.80%	1/15/2020	BBB		3,495	3,573,043
Camino Real Regl Mobility Auth TX St Spur 601	5.25%	8/15/2018	A1		500	569,255
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2019	BBB-		750	833,198
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2020	BBB-		1,000	1,106,410
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2031	BBB-		2,000	2,037,920
Chicago IL O’Hare Intl Arpt 3rd Lien Ser B	5.00%	1/1/2022	A1		2,250	2,552,917
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AA-		3,500	3,883,705
Chicago IL Transit Auth Cap Grant Federal Transit Admin Section 5307-A (AG)	5.25%	6/1/2022	AA-		2,800	3,112,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Clark Cnty NV Arpt Rev Sys Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3	$200	$224,904
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AA-	3,905	4,364,267
CT St Spl Tax Rev Oblig Transn Ser A	5.00%	12/1/2020	AA	4,495	5,606,569
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	635	733,203
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	390	450,313
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AA+	515	594,645
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+	460	531,139
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	BBB	10,900	7,740,308
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	BBB	2,000	2,073,380
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2022	AA	4,790	5,775,399
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%	4/1/2023	AA	7,260	8,639,328
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2019	AA-	10,000	12,092,300
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	Aa2	3,575	4,392,602
HI St Arpts Sys Rev Ser B AMT	5.00%	7/1/2017	A	10,000	11,390,300
HI St Hwy Rev	5.00%	1/1/2016	AA+	1,150	1,324,559
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2021	AA	1,000	1,245,330
Jacksonville FL Transn Rev (NPFGC)	5.00%	10/1/2016	Aa2	1,370	1,561,553
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,891,713
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2022	AA+	1,415	1,701,240
Los Angeles CA Hrbr Dept Rev Ser B	5.00%	8/1/2024	AA	1,500	1,771,245
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	6,291,200
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	1,500	1,541,115
MD St Econ Dev Corp Term Pj Ser B	5.125%	6/1/2020	Baa3	1,000	1,027,790
MD St Econ Dev Corp Transn Facs Pj Ser A	5.125%	6/1/2020	Baa3	2,590	2,661,976
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,678,133
MI St Trunk Line (AGM)	5.25%	11/1/2016	AA+	3,000	3,559,830
Minneapolis & St. Paul MI Metro Arpt Commn Ser A (AMBAC)	5.00%	1/1/2024	AA-	10,000	10,973,700
Minneapolis & St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2020	AA-	2,190	2,628,109
Montgomery Cnty TX Pass Thru	4.00%	3/1/2019	AA	2,435	2,803,708
NC St Grant Antic	4.00%	3/1/2023	AA	10,500	11,924,220
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	6/15/2020	A+	7,645	9,401,515
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%	12/15/2018	A+	5,000	5,688,700
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	5,825,700
NY St Thwy Auth Ser A-1	5.00%	4/1/2024	AA	5,000	5,903,200
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	Aa1	1,000	1,242,760
PA St Tpk Commn Ser A	5.00%	12/1/2022	Aa3	3,500	4,201,015
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AA-	1,270	1,556,118
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	16,488,371
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AA-	3,500	4,058,740
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AA-	2,500	2,935,625
Phoenix AZ Civic Impt Corp Jr Lien Ser A	5.00%	7/1/2023	A+	7,000	7,874,720
Port Auth NY & NJ Spl Oblig JFK Intl Air Terminal Pj	5.00%	12/1/2020	BBB-	6,000	6,376,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port of Seattle WA Passenger Ser A	5.00%	12/1/2020	A+	$6,500	$7,676,240
Regl Transn Dist CO Denver Trans Partners	5.00%	7/15/2021	Baa3	3,460	3,537,054
Regl Transn Dist CO Denver Trans Partners	5.00%	1/15/2022	Baa3	2,800	2,844,660
Regl Transn Dist CO Denver Trans Partners	5.125%	1/15/2023	Baa3	2,835	2,882,940
Regl Transn Dist CO Denver Trans Partners	5.125%	7/15/2023	Baa3	5,670	5,765,880
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A2	500	583,210
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2023	A+	2,500	2,871,700
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AA-	1,650	1,872,107
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A-	1,920	2,144,851
Triborough Bridge & Tunnel Auth (NPFGC)	5.50%	11/15/2021	Aa3	10,000	12,798,500
TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA	2,365	2,842,612
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,424,380

Total					282,907,198

Utilities 17.06%

Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	1,550	1,733,226
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,192,610
Brownsville TX Util Sys Rev CR (AGM)(AMBAC)	5.00%	9/1/2020	AA-	4,800	5,285,424
CA St Dept of Wtr Res Pwr Ser K	5.00%	5/1/2019	AA-	12,805	15,811,614
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,937,355
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2018	AA	1,000	1,230,920
Chicago IL Wst Wtr Transmission Rev Ser A (BHAC)	5.50%	1/1/2020	AA+	1,250	1,481,813
Dist of Columbia Wtr & Swr Auth Sub Lien Ser A (AG)	5.00%	10/1/2018	AA-	1,000	1,218,500
Enrg Northwest WA Elec Rev Columbia Generating Ser C	5.00%	7/1/2024	Aa1	1,000	1,139,890
Enrg Northwest WA Elec Rev Pj 3 Ser A	5.00%	7/1/2018	Aa1	12,445	14,511,617
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%	7/1/2016	Aa1	2,500	2,929,475
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser A	4.70%	5/1/2024	BBB	5,265	5,572,581
FL St Muni Pwr Agy Rev Pwr Ser A	5.00%	10/1/2016	A2	2,170	2,478,704
FL St Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2022	A2	3,115	3,584,088
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%	10/1/2021	A2	3,650	4,185,929
Fulton Cnty GA Wtr & Swr Rev (NPFGC)(FGIC)	5.00%	1/1/2018	AA-	3,000	3,268,710
GA St Envr Ln Acq Corp Loc GA Wtr Auth Ln	4.00%	3/15/2021	Aaa	7,500	8,295,375
Grand River Dam Auth OK Rev Ser A (BHAC)	5.00%	6/1/2016	AA+	1,000	1,163,510
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AAA	5,000	5,846,750
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%	5/15/2017	AA	2,400	2,893,488
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA	2,500	3,157,850
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%	11/1/2038	A1	7,500	7,796,550
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA	5,000	5,604,800
IN Fin Auth IN Wstwtr 2nd Lien CWA Auth Ser B	5.00%	10/1/2020	AA-	5,000	5,949,700
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	10,000	10,989,500
IN Muni Pwr Agy Ser B (NPFGC)	5.25%	1/1/2020	A+	3,875	4,013,996
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%	6/1/2017	AA-	3,140	3,655,305
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%	7/1/2019	A+	500	581,505
LA Pub Facs Auth Rev Enrg Gulf Sts Ser B	2.875%	11/1/2015	A3	2,500	2,548,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2018	AA-	$3,975	$4,668,439
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2019	AA-	8,615	10,208,172
Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	1.40%#	6/1/2036	AA+	3,500	3,500,000
Long Island NY Pwr Auth Ser A	5.00%	5/1/2019	A-	1,000	1,195,840
Long Island NY Pwr Auth Ser A	5.00%	5/1/2020	A-	2,930	3,494,171
Long Island NY Pwr Auth Ser A (NPFGC)(FGIC)	5.00%	12/1/2019	A-	3,000	3,403,440
Los Angeles CA Dept of Wtr & Pwr Sys Ser A	5.00%	7/1/2020	AA-	10,000	12,402,000
Los Angeles CA Dept of Wtr & Pwr Sys Ser A	5.00%	7/1/2022	AA-	4,250	5,223,207
Los Angeles CA Solid Wst Ser A	5.00%	2/1/2020	AA	2,000	2,392,380
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2019	AA	4,705	5,789,550
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2024	AA	10,770	12,737,894
Lower CO River Auth TX Rev Ser A	5.00%	5/15/2020	A1	3,130	3,777,315
Lower CO River Auth TX Rev Ser B	5.00%	5/15/2020	A1	3,930	4,742,763
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%	12/1/2042	A-	1,000	1,141,400
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A-	2,500	2,474,425
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A	1,650	1,999,503
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%	10/1/2018	Aa2	3,000	3,622,230
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	5,250	5,272,417
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2014	A	1,145	1,233,314
Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2021	A	4,000	4,800,600
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A	6,190	7,418,344
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	BBB	10,000	10,822,700
NC Eastern Muni Pwr Agy Ser A	5.00%	1/1/2019	A-	2,245	2,687,108
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2020	A-	1,000	1,176,920
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%	1/1/2018	AA-	3,000	3,551,250
NJ Envr Infrastr Tr Ser A	5.00%	9/1/2016	AAA	2,515	2,986,613
Northern CA Gas Auth No 1	0.963%#	7/1/2027	A2	4,265	3,026,017
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2017	A1	1,000	1,183,750
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2018	A1	600	721,566
Northwest IL Subn Muni Jt Action Wtr Agy	5.00%	5/1/2018	Aa2	500	587,355
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%	8/1/2032	BBB	5,000	5,249,500
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	BBB-	3,250	3,600,252
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB-	3,000	3,359,550
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-	8,000	8,812,640
PA Econ Dev Fing Auth Elec Utils Corp Rmkt	4.00%	10/1/2023	A-	20,000	19,814,200
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%	1/1/2016	Baa3	2,225	2,305,834
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%	1/1/2018	Baa3	1,030	1,069,851
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2016	BBB+	1,000	1,123,930
Philadelphia PA Wtr & Wstwtr Ser A (AGM)	5.00%	6/15/2019	AA-	2,500	2,966,900
Phoenix AZ Civic Impt Corp Sr Lien	5.50%	7/1/2019	AAA	1,675	2,069,128
Piedmont SC Muni Pwr Agy Ser A-2	5.00%	1/1/2022	A-	4,750	5,517,980
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2019	A-	1,250	1,479,138
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2024	A-	7,920	8,999,496
Piedmont SC Muni Pwr Agy Ser A-3	5.25%	1/1/2019	A-	2,000	2,345,420
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	10,200	10,846,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2023	A-	$525	$565,142
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2019	A+	5,950	6,457,713
Puerto Rico Elec Pwr Auth Ser ZZ	5.25%	7/1/2019	A3	2,000	2,285,400
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	2,500	2,749,800
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA-	780	874,797
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA-	620	695,352
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA-	620	695,352
San Antonio TX Elec & Gas Ser A	5.00%	2/1/2018	Aa1	1,000	1,218,610
San Antonio TX Elec & Gas Ser A	5.25%	2/1/2020	Aa1	5,000	6,148,100
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%	5/15/2020	Aa3	5,000	6,002,950
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	AA-	4,295	4,979,795
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AA-	5,000	5,572,700
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	Ba3	15,300	15,568,974
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	Ba3	2,630	2,662,665
TN Enrg Acq Corp Ser C	5.00%	2/1/2017	BBB	5,000	5,139,450
TN Enrg Acq Corp Ser C	5.00%	2/1/2018	BBB	1,055	1,066,521
Tuscon AZ Wtr Rev (NPFGC)(FGIC)	5.50%	7/1/2018	Aa2	4,100	4,278,227
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A-	4,685	4,835,061
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A-	2,925	2,953,373
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	5.625%	12/15/2017	A-	7,945	8,617,465
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2017	A+	2,000	2,233,280
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2018	A+	2,675	3,012,103
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2017	AAA	2,000	2,436,340
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA	2,150	2,599,092
Vernon CA Elec Sys Rev Ser A	5.125%	8/1/2021	A-	12,675	12,869,181
Vernon CA Elec Sys Rev Ser A	5.50%	8/1/2015	A-	1,000	1,066,930
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2012	NR	1,545	1,545,000
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510	1,508,369
WI Pub Pwr Inc Sys Ser A (AGM)	5.00%	7/1/2016	AA-	2,795	3,235,240
Wyandotte Cnty Kansas City KS Unif Govt Impt Brd Pub Utils Ser A	5.00%	9/1/2021	A+	3,105	3,728,794
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2015	A+	2,220	2,441,778
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2024	A+	500	534,841

Total					461,438,427

Total Municipal Bonds (cost $2,451,275,204)					2,596,667,975

				Shares (000)
SHORT-TERM INVESTMENTS 2.25%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $1,775)				2	1,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-INTERMEDIATE TAX FREE FUND December 31, 2011

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 2.25%

General Obligation 2.05%

CA St Ser B Sub Ser B-6	0.60%	1/3/2012	5/1/2040	AAA	$24,500	$24,500,000
New York City NY Sub Ser A-5	0.70%	1/3/2012	8/1/2015	A1	5,600	5,600,000
New York City NY Sub Ser H-2	0.50%	1/3/2012	1/1/2036	A-	23,155	23,155,000
New York City NY Sub Ser L-5	0.55%	1/3/2012	4/1/2035	AA	2,000	2,000,000

Total						55,255,000

Health Care 0.04%

Santa Ana CA Hlth Fac Rev Multi Modal Twn & Country	0.68%	1/3/2012	10/1/2020	A	1,200	1,200,000

Utilities 0.16%

Las Vegas Vly NV Wtr Dist Wtr Impt Ser B	1.40%	1/3/2012	6/1/2036	AA+	4,400	4,400,000

Total Variable Rate Demand Notes (cost $60,855,000)						60,855,000

Total Short-Term Investments (cost $60,856,775)						60,856,775

Total Investments in Securities 98.28% (cost $2,512,131,979)						2,657,524,750

Cash and Other Assets in Excess of Liabilities(h) 1.72%						46,630,984

Net Assets 100.00%						$2,704,155,734

Open Futures Contracts at December 31, 2011:
Type	Expiration		Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	March 2012		528	Short	$(69,234,000)	$(524,819)
U.S. 30-Year Treasury Bond	March 2012		236	Short	(34,175,750)	(208,776)
Ultra Long U.S. Treasury Bond	March 2012		26	Short	(4,164,875)	(20,360)

Totals					$(107,574,625)	$(753,955)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 95.59%

Corporate-Backed 4.81%

Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR		$375	$330,428
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1		200	204,452
Chicago IL O’Hare Intl Arpt Amer Airlines(e)	5.50%	12/1/2030	NR		100	21,000
FL St Citizens Ppty Ins Corp Sr Secd Coastal Ser A-1	5.00%	6/1/2020	A+		500	552,660
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB		100	99,798
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-		250	264,855
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A-1	6.50%	11/1/2035	BBB-		150	159,497
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		200	208,736
Lorain Cnty OH Port Auth US Steel Corp Pj	6.75%	12/1/2040	BB		150	154,949
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB-		650	645,177
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		150	153,969
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		120	120,446
OH St Air Quality Dev Auth Pwr Co Ser C (AMBAC)	5.15%	5/1/2026	Baa1		100	100,057
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+		425	429,887
Selma AL Ind Dev Brd Intl Paper Co Ser A	5.375%	12/1/2035	BBB		500	506,680
Warren Cnty MS Gulf Intl Paper Ser A	6.50%	9/1/2032	BBB		255	277,914

Total						4,230,505

Education 13.14%

Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A	5.50%	3/1/2029	A2		130	144,083
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		200	209,450
CA Edl Facs Auth Claremont McKenna College	5.00%	1/1/2032	Aa2		225	239,339
CA Edl Facs Auth Rev Occidental College Ser A (NPFGC)	5.00%	10/1/2033	Aa3		150	154,626
CA Edl Facs Auth Rev Santa Clara Univ	4.75%	2/1/2032	Aa3		100	103,938
CA Edl Facs Auth Rev Santa Clara Univ	5.50%	4/1/2033	Aa3		265	285,980
CA Muni Fin Auth Rev Emerson College	6.00%	1/1/2042	BBB+		250	262,053
CA St Pub Wrks Brd Regents Univ Ser E	5.00%	4/1/2034	Aa2		170	177,647
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		100	98,991
Fulton Cnty GA Dev Auth GA St Univ	5.00%	9/1/2032	A+		750	779,062
Fulton Cnty GA Dev Auth Spelman College	5.00%	6/1/2026	A1		175	184,382
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(c)	300	251,148
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(c)	80	61,281
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	4.625%	6/1/2029	A		500	521,090
IL Fin Auth Rev Art Inst Chicago Ser A	5.25%	3/1/2040	A+		240	252,830
IL Fin Auth Rev DePaul Univ Ser A	6.00%	10/1/2032	A-		315	345,873
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		100	90,182
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3		500	398,245
IL Univ Aux Sys Facs Ser A (AMBAC)	5.00%	4/1/2030	Aa2		100	100,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

LA Pub Facs Auth Loyola Univ	5.25%	10/1/2029	A+	$680	$743,369
LA St Univ & Agric & Mech College Aux Ser A	5.00%	7/1/2032	A1	300	327,276
MA St Dev Fin Agy Berklee College of Music	5.00%	10/1/2031	A	260	277,326
MA St Dev Fin Agy Mount Holyoke College Ser B	4.625%	7/1/2036	AA-	560	569,078
MA St Hlth & Edl Facs Auth Northeastern Univ Ser A	4.875%	10/1/2035	A2	250	259,073
McAllister Academic Vlg LLC AZ St Univ Hassayampa	5.25%	7/1/2030	AA-	105	112,312
NJ St Edl Facs Auth Kean Univ Ser A	5.00%	9/1/2024	A2	100	110,630
NJ St Edl Facs Auth Kean Univ Ser A	5.25%	9/1/2029	A2	110	119,666
NJ St Edl Facs Auth NJ Institute of Tech Ser H	5.00%	7/1/2031	A+	500	523,945
NY St Dorm Auth Rev Non St Supp Debt Cornell Univ Ser A	5.00%	7/1/2034	Aa1	250	272,282
NY St Dorm Auth Rev Non St Supp Debt Skidmore College Ser A	5.25%	7/1/2031	A1	200	220,076
NY St Dorm Auth Rev Non St Supp Debt The New Sch	5.50%	7/1/2040	A-	400	431,180
NY St Dorm Auth Rev Non St Supp Debt The New Sch CR (AGM)	5.00%	7/1/2020	AA-	115	135,518
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ Ser A	5.00%	11/1/2031	AA-	500	530,655
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	430	433,969
OH St Univ Gen Rcpts Ser A	5.00%	12/1/2028	Aa1	415	463,667
PA St Higher Edl Facs Auth St. Joseph’s Univ Ser A	5.00%	11/1/2030	A-	600	636,408
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	100	96,414
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic	5.00%	9/1/2031	A-	120	124,555
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	500	520,640

Total					11,568,332

General Obligation 11.60%

Alameda Cnty CA Oakland Unif Sch Dist (NPFGC)(FGIC)	5.00%	8/1/2026	A2	125	126,705
Atlantic City NJ Brd Ed (AGM)	6.00%	4/1/2034	AA-	550	631,020
CA St	5.375%	11/1/2035	A1	400	430,964
CA St (CIFG)	4.50%	8/1/2028	A1	200	202,618
CA St Var Purp	5.00%	9/1/2041	A1	500	514,245
CA St Var Purp	6.50%	4/1/2033	A1	300	359,853
CA St Var Purp CR (AGM)	4.50%	3/1/2033	AA-	150	150,839
Ceres CA Unif Sch Dist Election 2008 Ser A (AG)	5.50%	8/1/2032	AA-	250	264,405
Chicago IL Pk Dist Ser A	4.20%	1/1/2031	AA+	500	501,620
Chicago IL Ser A	5.25%	1/1/2027	Aa3	250	266,495
Fraser MI Pub Sch Dist Bldg & Site Ser A	5.75%	5/1/2033	AA-	400	444,132
HI St Ser DZ(b)	5.00%	12/1/2028	AA	1,000	1,162,275
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	225	251,534
IL St 1st Ser (NPFGC)(FGIC)	5.125%	2/1/2027	A+	100	100,086
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A(b)	5.00%	2/1/2029	Aa2	1,000	1,094,715
Los Alamitos CA Unif Sch Dist Sch Facs Impt Dist No 1	5.50%	8/1/2033	Aa2	150	163,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	$450	$475,133
Los Rios CA Cmnty College Dist Election 2002 Ser D	5.00%	8/1/2029	AA-	100	108,652
Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	250	294,013
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2035	Aa1	500	131,410
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1	1,000	231,750
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2031	Baa1	100	100,718
Puerto Rico Comwlth Pub Impt Ser A	5.50%	7/1/2032	Baa1	400	405,216
Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	Baa1	250	256,125
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	Baa1	190	193,568
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.00%	7/1/2020	Baa1	200	230,838
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.25%	7/1/2026	Baa1	290	324,501
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.75%	7/1/2036	Baa1	300	335,637
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	150	171,660
San Diego CA Unif Sch Dist Cap Apprec Election 2008 Ser C	Zero Coupon	7/1/2033	Aa2	140	40,383
Yosemite CA Cmnty College Dist Cap Apprec Election 2004 Ser D	Zero Coupon	8/1/2035	Aa2	1,000	248,770

Total					10,213,809

Health Care 16.92%

Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	250	195,180
Allegheny Cnty PA Hosp Dev Auth Catholic Hlth East Issue	5.375%	11/15/2022	A2	100	101,829
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B+	100	80,379
Athens-Clarke Cnty GA Unif Govt Dev Auth Catholic Hlth East	6.25%	11/15/2032	A	150	169,086
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.50%	1/1/2038	AA-	680	714,258
Butler Cnty OH Hosp Facs Kettering Hlth Network Oblig	5.00%	4/1/2025	A	500	522,925
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2034	A2	120	121,510
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	11/15/2034	A2	190	191,379
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-	250	285,490
CA Hlth Facs Fing Auth Sutter Hlth Ser D	5.25%	8/15/2031	AA-	500	534,610
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser C	5.625%	7/1/2035	A	105	109,484
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser E	5.50%	7/1/2031	A	100	104,125
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2031	A+	110	112,020
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.625%	11/15/2024	BBB	110	120,075
CO Hlth Facs Auth Rev Catholic Hlth Initiatives Ser D	6.125%	10/1/2028	AA	130	148,559
CO Hlth Facs Auth Rev Catholic Hlth Ser A	5.25%	2/1/2031	AA	750	798,967
CT St Hlth & Edl Facs Auth Hartford Hlthcare Ser A	5.00%	7/1/2032	A	600	619,680
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser M	5.75%	7/1/2034	Aa3	250	274,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.25%	1/1/2021	NR		$140	$140,090
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		150	146,051
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	130	139,328
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(c)	100	89,813
DeKalb GA Private Hosp Auth Children’s Hlthcare	5.00%	11/15/2029	AA		500	530,990
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		350	299,824
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		160	137,762
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		100	73,950
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(c)	210	211,581
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.75%	8/15/2030	AA+		100	109,867
IL Fin Auth Rev Rush Univ Med Ctr Ser B (NPFGC)	5.25%	11/1/2035	A2		105	106,737
IL Fin Auth Rev Rush Univ Med Ctr Ser C	6.375%	11/1/2029	A2		100	108,847
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2027	A2		215	236,657
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2029	A2		35	38,096
IL Fin Auth Rev Rush Univ of Chicago Med Ctr Ser C	5.50%	8/15/2036	AA-		30	32,033
Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		300	329,082
MA St Hlth & Edl Facs Auth Catholic Hlth East	6.25%	11/15/2032	A		595	670,363
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2035	NR		380	307,348
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB+	(c)	250	257,690
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		310	332,453
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.00%	7/1/2026	Baa3		175	179,191
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.75%	7/1/2036	Baa3		250	261,757
MI St Fin Auth Rev Trinity Hlth	5.00%	12/1/2035	AA		500	511,750
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2033	A2		100	105,539
Montgomery Cnty PA Higher Ed & Hlth Auth Catholic Hlth East	6.25%	11/15/2034	A		105	116,278
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		350	315,717
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		250	274,237
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		250	195,168
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB		500	507,520
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+		250	265,325
OH St Hosp Fac Rev Cleveland Clinic Hlth Sys	5.00%	1/1/2032	Aa2		525	552,557
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB		500	575,440
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		55	45,613
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR		300	313,356
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3		150	163,940
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR		215	215,017
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	BBB+		350	356,716
WI St Hlth & Edl Facs Auth Wheaton Fransiscan Hlthcare	5.25%	8/15/2024	BBB+		430	436,476

Total						14,894,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 0.28%

Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	$250	$250,230

Lease Obligations 9.92%

CA St Pub Wrks Brd CA Cmnty College Ser E (NPFGC)(FGIC)	4.50%	10/1/2027	A2	100	101,645
CA St Pub Wrks Brd Dept Ed Riverside Campus Pj B	6.00%	4/1/2027	A2	250	287,747
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2032	A2	350	353,496
CA St Pub Wrks Brd Dept Gen Svcs Ser A	5.00%	4/1/2030	A2	130	132,074
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	10/1/2028	A2	250	257,763
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.75%	3/1/2030	A2	200	218,608
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.625%	11/1/2034	A2	185	209,753
Carrollton GA Payroll Dev Auth Antic Ctfs Athletic Pj	6.25%	6/15/2034	A1	290	328,497
Corona-Norco CA Unif Sch Dist COP Ser A (AGM)	5.00%	4/15/2031	AA-	150	156,920
Dallas TX Civic Ctr Convtn Ref & Impt (AG)	5.25%	8/15/2038	AA-	500	534,210
Delano-Earlimart Irrigation Dist COP Ser A	5.00%	2/1/2028	AA-	475	507,143
Erie Cnty NY Indl Dev Agy Buffalo City Sch Dist Ser A	5.00%	5/1/2031	AA-	240	254,933
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	250	269,648
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj	6.00%	6/15/2028	A2	125	137,215
Los Angeles CA Muni Impt Corp Ser B	5.00%	9/1/2030	A+	100	102,958
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	575	617,096
MI St Bldg Auth Facs Pg Ser II A	5.00%	10/15/2025	Aa3	400	449,300
MI St Fin Auth Rev Detroit Sch Dist	5.50%	6/1/2021	A+	650	715,604
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2031	A+	250	265,700
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%	9/1/2022	A+	400	460,504
NJ Econ Dev Auth Sch Facs Constr Ser Z	5.875%	12/15/2034	A+	100	110,949
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	120	126,151
Pima Cnty AZ Indl Dev Auth Metro Police Fac Pj Ser A	6.00%	7/1/2041	AA	600	645,234
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2019	Aa2	250	302,282
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.125%	9/1/2030	A2	250	257,828
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2033	AA+	275	285,059
Univ of CT Ser A	4.75%	2/15/2029	AA	100	109,719
VA Comwlth Transn Brd Tr Cap Pjs	4.75%	5/15/2035	AA+	500	537,510

Total					8,735,546

Other Revenue 4.46%

Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB	155	157,416
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	206,134
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2	250	240,065
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	BB+	50	44,337
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2025	BB+	110	105,438
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2	250	235,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Dist of Columbia National Pub Radio Ser A	5.00%	4/1/2035	AA-	$100	$104,877
Dist of Columbia Rev Brookings Institution	5.75%	10/1/2039	Aa3	125	136,895
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-	250	262,775
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-	400	423,064
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR	100	63,648
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036	BB+	465	405,201
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039	BB+	180	155,012
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2	120	130,490
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.25%	7/1/2026	A	500	561,650
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	500	380,270
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB	125	119,603
WA DC Convtn & Sports Auth Sr Lien Convtn Ctr	4.50%	10/1/2030	A1	100	97,398
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB+	100	96,124

Total					3,925,920

Special Tax 1.02%

Frederick Cnty MD Spl Oblig Urbana Cmnty Dev Auth Ser A	5.00%	7/1/2030	A-	100	104,717
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	200	147,842
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2037	Ba1	165	114,206
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.00%	8/1/2024	BBB+	150	154,493
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	5.50%	5/1/2024	A2	350	375,560

Total					896,818

Tax Revenue 5.25%

Dist of Columbia Deeds Tax Ser B	5.00%	6/1/2023	A1	110	123,859
Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A	900	973,494
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2022	AA	130	161,577
IL St Sales Tax Rev 1st Ser (NPFGC)(FGIC)	6.00%	6/15/2024	AAA	125	161,739
IL St Sales Tax Rev Build Ill Ser A	4.75%	6/15/2034	AAA	180	183,730
La Paz Cnty AZ Excise Tax Judgement Ser A (AGM)	4.75%	7/1/2036	AA-	250	246,438
MA St Spl Oblig (NPFGC)(FGIC)	5.50%	1/1/2030	A1	500	575,305
Metro Transn Auth NY Ser A	5.50%	11/15/2039	AA	200	216,836
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2031	BBB	255	260,100
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	550	561,000
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	200	215,646
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.375%	8/1/2039	A+	235	246,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Puerto Rico Sales Tax Fing Corp Ser C	5.25%	8/1/2040	Aa2	$400	$430,848
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-	250	265,432

Total					4,622,192

Tobacco 6.15%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BB-	650	466,687
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BB-	760	565,736
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BB-	100	78,782
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BB+	900	652,923
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2	690	659,716
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2038	A2	375	352,301
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Sr Ser A (AMBAC)	5.00%	6/1/2029	A2	250	247,980
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	BBB	100	73,835
IL Railsplitter Tob Sttlmnt Auth	6.00%	6/1/2028	A-	240	258,566
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BB	615	442,277
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2026	A-	500	535,325
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2031	A-	250	256,315
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2019	Baa1	75	76,203
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BB-	100	72,126
TSASC Inc NY Ser 1	5.00%	6/1/2034	BBB	140	108,422
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	BB-	920	569,140

Total					5,416,334

Transportation 11.42%

Atlanta GA Arpt Rev Ser C	5.00%	1/1/2025	A1	500	555,375
Atlanta GA Arpt Rev Ser C	5.25%	1/1/2030	A1	250	271,825
Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+	200	212,946
CA Foothill Eastern Transn Corridor Agy	5.75%	1/15/2040	BBB-	500	478,560
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	Zero Coupon	1/15/2031	BBB	100	29,390
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (AMBAC)	5.00%	1/1/2022	A1	350	378,045
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2029	A1	100	102,281
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2030	A1	100	101,999
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A1 (XLCA)	5.25%	1/1/2034	A1	200	202,556
Chicago IL O’Hare Intl Arpt 3rd Lien Ser F	5.00%	1/1/2035	A1	110	112,471
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2027	BBB	100	36,680
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2034	AA-	500	543,685
HI St Arpts Sys Rev Ser A	5.25%	7/1/2020	A	100	118,895
IL St Toll Hwy Auth Sr Ser A1	5.00%	1/1/2031	AA-	95	101,375
Long Beach CA Arpt Sr Rev Ser B	5.00%	6/1/2040	A2	150	153,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

MA St Dept of Transn Ser B	5.00%	1/1/2032	A	$330	$349,137
MA St Dept of Transn Ser B	5.00%	1/1/2037	A	150	156,417
Metro Transn Auth NY Ser B	4.75%	11/15/2031	A	245	252,705
Metro Transn Auth NY Ser B	5.00%	11/15/2033	A	105	109,596
Metro Transn Auth NY Ser B	5.25%	11/15/2029	AA	525	584,587
Metro Transn Auth NY Ser D	4.50%	11/15/2030	A	125	128,710
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	130	153,083
Metro WA DC Arpts Auth Ser A	5.00%	10/1/2030	AA-	400	434,456
Metro WA DC Arpts Auth Ser A	5.00%	10/1/2035	AA-	205	217,960
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A	5.50%	10/1/2029	A2	490	536,908
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	12/15/2031	A+	250	277,572
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	150	172,381
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	A+	100	122,611
North TX Twy Auth Rev Sys 1st Tier	6.00%	1/1/2043	A2	320	350,458
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	150	157,182
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2038	A3	40	41,725
Orlando & Orange Cnty FL Expwy Auth Ser C	4.70%	7/1/2035	A	160	163,597
Orlando & Orange Cnty FL Expwy Auth Ser C	5.00%	7/1/2030	A	435	469,948
PA St Tpk Commn Sub Ser B-1	5.50%	6/1/2033	A-	185	196,350
Port of Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	150	174,819
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2022	AA-	100	115,154
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	185	190,339
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	485	526,778
San Antonio TX Arpt Sys Rev Impt Ser A (AGM)	5.00%	7/1/2026	AA-	495	546,064
San Francisco CA City & Cnty Arpts Commn Ser E	5.25%	5/1/2032	A+	185	196,525
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2032	BBB+	100	27,680

Total					10,051,914

Utilities 10.62%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.00%	7/1/2024	NR	200	215,078
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	500	574,530
CA St Dept of Wtr Res Pwr Ser L	5.00%	5/1/2021	AA-	300	366,873
Chicago IL Wtrwrks Rev 2nd Lien (AGM)	5.00%	11/1/2025	AA-	100	108,775
Colorado Springs CO Utils Ser D-1	5.25%	11/15/2033	AA	150	168,024
CT St Dev Auth Pollutn Ctrl Lt & Pwr Co Pj	4.375%	9/1/2028	A2	850	867,765
Detroit MI Swr Disp Rev 2nd Lien Ser B (NPFGC)(FGIC)	5.50%	7/1/2029	A	530	572,914
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	335	334,548
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)(FGIC)	4.50%	7/1/2031	A+	100	95,376
Detroit MI Wtr Supply Sys Sr Lien Ser D (AGM)	4.625%	7/1/2032	AA-	95	92,846
FL St Muni Pwr Agy Requirements Pwr Ser A	5.25%	10/1/2019	A2	150	179,907
Gainesville FL Utils Sys Rev Ser C	5.25%	10/1/2034	AA	150	163,589
IL Fin Auth Gas Supply Peoples Gas Lt & Coke (AMBAC)	5.00%	2/1/2033	A1	190	191,611
Long Island NY Pwr Auth Ser A	5.00%	5/1/2038	A-	500	523,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND December 31, 2011

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Lower CO River Auth TX Impt LCRA Transn Svcs		5.00%	5/15/2030	A	$100	$107,558
M-S-R Enrg Auth CA Gas Rev Ser C		6.50%	11/1/2039	A-	400	457,240
Maricopa Cnty AZ Pollutn Ctrl Corp Sthn CA Ed Co Ser A Rmkt		5.00%	6/1/2035	A1	650	681,317
MS Business Fin Corp Sys Enrg Res Inc Pj		5.90%	5/1/2022	BBB	415	416,772
New York City NY Muni Wtr Fin Auth 2nd Gen Resolution Ser GG-1		5.25%	6/15/2032	AA+	100	111,241
North Sumter Cnty FL Util Dependent Dist		5.375%	10/1/2030	BBB	200	197,772
NY St Envr Facs Corp Ser A		5.125%	6/15/2038	AA+	500	545,305
PA Econ Dev Fing Auth Philadelphia BioSolids Fac		6.25%	1/1/2032	Baa3	55	58,183
Palm Beach Cnty FL Solid Wst Auth Impt		5.25%	10/1/2021	AA+	100	120,172
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A		4.95%	10/1/2020	BBB-	110	116,969
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A		6.125%	7/1/2024	Baa2	205	234,239
Puerto Rico Elec Pwr Auth Ser V V (NPFGC)(FGIC)		5.25%	7/1/2032	A3	520	546,125
Rowland CA Wtr Dist Recycled Wtr Pj COP		6.50%	12/1/2035	AA-	100	113,274
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev		5.50%	8/1/2020	A-	100	102,466
San Francisco CA City & Cnty Pub Util Commn Sub Ser A		4.50%	11/1/2038	AA-	260	260,601
TN Enrg Acq Corp Ser C		5.00%	2/1/2025	BBB	255	248,074
TN Enrg Acq Corp Ser C		5.00%	2/1/2027	BBB	600	580,848

Total						9,353,872

Total Municipal Bonds (cost $79,653,407)						84,160,179

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.79%

Variable Rate Demand Notes

Health Care 0.57%

Santa Ana CA Hlth Fac Rev Multi Modal Twn & Country	0.68%	1/3/2012	10/1/2020	A	500	500,000

Lease Obligations 0.22%

Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A GTD	0.65%	1/3/2012	6/1/2032	Aa1	200	200,000

Total Short-Term Investments (cost $700,000)						700,000

Total Investments in Securities 96.38% (cost $80,353,407)						84,860,179

Cash and Other Assets in Excess of Liabilities(h) 3.62%						3,187,045

Net Assets 100.00%						$88,047,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-AMT FREE MUNICIPAL BOND FUND December 31, 2011

Open Futures Contracts at December 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2012	63	Short	$(9,123,188)	$(86,755)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 109.64%

Corporate-Backed 4.94%

AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2		$2,915	$2,617,262
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		1,000	1,043,740
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(c)	880	801,830
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB		1,100	950,983
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,575	3,853,921
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B-		1,015	865,318
Columbus Cnty NC Indl Facs & Pollutn Ctrl Fing Auth Intl Paper	5.70%	5/1/2034	BBB		2,000	2,066,700
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT(e)	9.00%	5/1/2029	NR		2,000	420,000
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR		3,750	3,673,950
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR		655	635,324
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB		3,195	3,232,477
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	6.00%	3/1/2037	NR		1,550	389,980
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†(e)	6.25%	10/1/2037	NR		2,000	360,000
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-		1,000	882,110
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-		11,000	11,653,620
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		3,380	3,527,638
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	Baa3		8,500	8,500,595
Lorain Cnty OH Port Auth US Steel Corp Pj	6.75%	12/1/2040	BB		4,850	5,010,001
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2019	NR		1,495	1,345,904
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR		1,000	853,260
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		9,150	9,392,109
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		1,745	1,587,514
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR		1,480	1,351,196
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-		1,215	1,081,799
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+		2,000	2,334,220
PA Econ Dev Fing Auth US Airways Grp Ser A	7.50%	5/1/2020	CCC+		1,500	1,519,170
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+		1,500	1,557,765
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-		1,730	1,445,294
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT(e)	6.25%	6/1/2026	NR		5,715	1,200,150
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB		2,500	2,673,350
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB		500	477,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Warren Cnty MS Gulf Opportunity Intl Paper Company Pj Ser A	5.375%	12/1/2035	BBB		$1,750	$1,773,380
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		5,000	4,648,050

Total						83,726,310

Education 7.71%

Acalanes CA Union High Sch Dist Cap Apprec Election 2008 Ser B (6.55% after 8/1/2024)~	Zero Coupon	8/1/2039	Aa1		17,615	8,933,447
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precinct LLC	5.00%	6/15/2031	Aa2		2,500	2,672,950
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2		2,000	2,195,080
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,618,125
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3		2,465	2,725,501
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1		1,000	1,056,040
CA Muni Fin Auth Rev Emerson College	6.00%	1/1/2042	BBB+		1,875	1,965,394
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR		1,000	690,000
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A1		1,175	1,252,679
CT St Higher Ed Supplement Ln Auth Chesla Ln Pg Ser A	5.05%	11/15/2027	Aa2		680	730,096
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-		2,000	2,112,140
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A-		3,000	3,195,180
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2028	AA-		4,050	4,375,498
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2033	AA-		1,500	1,583,220
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2038	AA-		4,610	4,833,585
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,000	989,910
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA		2,075	2,502,159
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1		1,340	1,400,032
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(c)	1,300	995,813
Hale Ctr TX Ed Facs Corp Wayland Baptist	5.00%	3/1/2035	A-		6,350	6,461,633
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		4,000	3,242,280
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	5.00%	1/1/2026	NR		1,000	1,018,800
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		1,000	1,017,940
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		1,900	1,713,458
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1		4,300	4,865,235
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa3		2,500	2,581,925
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB		5,000	4,943,900
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		5,000	5,033,100
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3		2,000	2,002,960
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.50%	7/1/2038	NR		2,200	880,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,348,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB	$1,975	$2,039,405
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2	2,100	2,271,339
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A(b)	5.00%	7/1/2041	Aa2	20,000	21,390,600
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	5,000	5,701,700
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,216,723
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ FF2 (RADIAN)	5.00%	12/15/2024	BBB+	1,580	1,620,859
PA St Higher Edl Facs Auth Drexel Univ Ser A	5.00%	5/1/2031	A	4,645	4,903,262
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,200,153
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	2,475	2,386,246
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa2	1,750	2,030,088

Total					130,697,042

General Obligation 12.27%

CA St	5.25%	9/1/2024	A1	15,000	17,482,050
CA St Var Purp	5.60%	3/1/2036	A1	7,330	8,047,974
CA St Var Purp	6.50%	4/1/2033	A1	13,400	16,073,434
Chicago IL Ser A	5.00%	12/1/2019	Aa3	5,000	5,840,750
CT St Ser D(b)	5.00%	11/1/2027	AA	10,000	11,686,000
CT St Ser D(b)	5.00%	11/1/2028	AA	10,000	11,686,000
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2	1,500	2,033,460
Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aaa	4,505	1,748,931
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	A1	1,470	1,638,418
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	A1	1,000	1,096,590
HI St Ser DK	5.00%	5/1/2025	AA	3,500	3,991,050
HI St Ser DK	5.00%	5/1/2026	AA	2,500	2,833,600
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,715,950
HI St Ser DZ(b)	5.00%	12/1/2028	AA	5,000	5,811,375
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	Aa1	3,295	3,612,243
Hudsonville MI Pub Schs Bldg & Site	5.25%	5/1/2041	Aa2	5,000	5,361,350
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	2,500	667,450
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	7,750	8,182,837
Los Angeles CA Unif Sch Dist Election 2004 Ser H (AGM)(b)	5.00%	7/1/2028	Aa2	7,000	7,490,840
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	A1	2,385	2,618,992
Merced CA Union High Sch Dist Election 2008 Ser C	Zero Coupon	8/1/2041	Aa3	8,000	1,066,720
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AA-	2,000	1,400,800
New Haven CT Ser A (AG)	4.75%	3/1/2028	AA-	1,145	1,224,898
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	6,064,800
New York City NY Sub Ser D-1(b)	5.00%	10/1/2026	AA	26,860	31,156,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

New York City NY Sub Ser H-5	0.48%#	3/1/2034	A-	$2,000	$2,000,000
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	5,735	4,906,809
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,170	3,430,034
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AA-	2,500	2,659,725
Port of Houston TX Auth Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,162,450
Poway CA Unif Sch Dist Cap Apprec Sch Facs Impt	Zero Coupon	8/1/2033	Aa2	1,500	429,690
Poway CA Unif Sch Dist Cap Apprec Sch Facs Impt	Zero Coupon	8/1/2034	Aa2	8,130	2,164,287
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	1,950	2,231,580
San Diego CA Unif Sch Dist Premium Cap Apprec Ser C	Zero Coupon	7/1/2046	Aa2	13,500	1,627,155
San Francisco CA Cmnty College Dist Ser B (AGM)	5.00%	6/15/2031	AA	1,735	1,788,854
San Mateo CA Union High Sch Dist Cap Apprec Election 2006 Ser A (7.00% after 9/1/2034)~	Zero Coupon	7/1/2051	Aa1	30,375	8,068,511
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,240	2,347,117
Union Cnty NJ Utils Auth Rev Covanta Union Ser A GTD AMT	4.75%	12/1/2031	AA+	4,000	4,047,760
Yosemite CA Cmnty College Dist Cap Apprec Election 2004 Ser D	Zero Coupon	8/1/2035	Aa2	2,385	593,316

Total					207,990,326

Health Care 19.27%

Alachua Cnty FL Hlth Facs Auth Terraces Bonita Springs Pj A	8.125%	11/15/2041	NR	5,000	4,990,850
Alachua Cnty FL Hlth Facs Auth Terraces Bonita Springs Pj A	8.125%	11/15/2046	NR	5,000	4,933,600
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR	2,500	2,011,725
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	3,250	2,537,340
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	B+	3,000	2,931,360
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B+	6,000	4,999,500
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	2,000	1,517,180
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (NPFGC)(FGIC)	5.50%	6/1/2014	NR	1,130	1,192,907
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	895	972,892
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	3,025	3,272,203
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-	1,000	1,131,790
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1	1,500	1,701,075
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1	3,600	4,074,408
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.25%	11/1/2041	A	15,000	15,136,350
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA	2,000	2,365,700
CA Hlth Facs Fing Auth Sutter Hlth Ser D	5.25%	8/15/2031	AA-	4,500	4,811,490
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)	5.125%	2/15/2037	AA-	7,000	7,265,300
Chautauqua Cnty NY Cap Res Corp Womans Christian Assoc Pj Ser A	8.00%	11/15/2030	NR	7,000	7,362,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Chautauqua Cnty NY Cap Res Corp Womans Christian Assoc Pj Ser A	8.00%	11/15/2035	NR		$1,625	$1,695,509
CO Hlth Facs Auth Rev Christian Living Cmnty	6.375%	1/1/2041	NR		1,620	1,623,062
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR		2,375	2,248,721
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB-		1,010	972,953
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB-		1,000	1,014,460
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AA-		1,750	1,852,935
CT St Hlth & Edl Facs Auth Hartford Hlthcare Ser A	5.00%	7/1/2041	A		4,000	4,048,200
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+	(c)	1,000	1,035,270
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(c)	500	449,065
DeKalb Cnty GA Hosp Auth Rev DeKalb Med Ctr Inc Pj	6.00%	9/1/2030	BBB	(c)	1,000	1,036,070
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3		2,000	1,976,040
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3		4,500	4,150,170
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,552,703
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,110,280
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(c)	4,300	3,880,234
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		5,140	5,314,195
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A+		3,000	3,392,520
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		2,700	2,207,250
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2		1,420	1,445,915
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,000	1,521,900
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,356,345
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	1,047,816
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(c)	1,500	1,511,295
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(c)	1,500	1,517,205
IL Fin Auth Rev Monarch Landing Inc Fac Ser A(e)	7.00%	12/1/2027	NR		844	3,374
IL Fin Auth Rev Monarch Landing Inc Fac Ser A(e)	7.00%	12/1/2037	NR		1,265	5,061
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,742,825
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,449,370
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AA-		5,000	5,439,075
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		1,475	1,424,614
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,079,810
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		3,820	4,040,872
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser B (NPFGC)	Zero Coupon	10/1/2025	BBB		3,690	1,793,672
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		10,500	11,082,120
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.25%	5/15/2031	Baa1		8,000	8,548,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		$3,700	$4,058,678
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		3,000	3,000,000
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	4.625%	8/1/2029	AA		5,500	5,614,345
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	5.00%	8/1/2032	AA		1,500	1,539,885
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB+	(c)	3,000	3,092,280
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,000,492
ME St Hlth & Higher Edl Facs Auth Gen Med Ctr	7.50%	7/1/2032	Baa3		11,000	12,172,160
Med Ctr Hosp Auth GA Rev Spring Hrbr Green Isl Pj	5.25%	7/1/2037	NR		1,300	1,076,582
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	BBB+	(c)	3,680	3,513,738
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		2,675	2,331,557
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR		2,150	2,082,125
NC St Med Care Commn Pennybyrn at Maryfield Ser A	6.125%	10/1/2035	NR		9,500	7,660,420
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		2,400	2,632,680
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2030	Aa3		5,535	5,879,498
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,440	1,244,938
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	780,670
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB		3,900	3,958,656
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB		3,650	3,691,427
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		5,500	5,550,325
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	A3		1,250	1,294,363
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+		1,985	2,106,680
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		3,250	3,309,182
Orange Cnty FL Hlth Facs Auth First Mtg Orlando Lutheran Tower	5.50%	7/1/2032	NR		7,200	6,280,704
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2030	Baa3		3,500	3,581,410
San Buenaventura CA Cmnty Mem Hlth Sys	7.50%	12/1/2041	BB		16,750	18,046,617
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR		1,000	850,250
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		1,100	912,252
Southcentral PA Gen Auth Rev Wellspan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3		1,000	1,113,220
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+		2,000	1,967,260
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-		2,000	1,899,580
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AA-		1,500	1,715,790
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	5.125%	11/1/2030	A		2,500	2,568,575
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR		1,000	1,044,520
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR		3,000	3,138,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

Tyler TX Hlth Facs Dev Corp Mother Frances Hosp	5.50%	7/1/2027	Baa1	$3,975	$4,087,373
Upland CA San Antonio Cmnty Hosp COP	6.375%	1/1/2032	A	5,000	5,466,350
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	3,000	2,582,430
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA+	1,170	1,237,047
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	7,273,560
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	BBB+	9,350	9,529,426
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR	2,000	1,983,380

Total					326,646,581

Housing 1.39%

Athens GA Hsg Auth Student Hsg (AMBAC)	5.00%	12/1/2027	Aa2	1,785	1,859,970
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,541,650
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+	1,500	1,645,695
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AA+	2,475	2,543,137
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3	2,000	2,188,080
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa	10	10,002
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BB-	1,475	1,521,979
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A	4,220	4,402,304
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA	530	523,952
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (FHLMC/GNMA/FNMA)	5.70%	9/1/2038	AA+	1,005	1,060,426
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	Aaa	250	258,567
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.75%	7/1/2028	BBB-	1,000	1,024,980
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.80%	7/1/2030	BBB-	1,000	1,023,530

Total					23,604,272

Lease Obligations 6.77%

Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,172,749
Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR	1,950	1,970,260
CA St Pub Wrks Brd Judicial Council Pjs Ser D	5.00%	12/1/2028	A2	5,600	5,798,912
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.125%	10/1/2031	A2	2,500	2,544,900
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2	5,000	5,684,050
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2028	AA-	7,000	7,871,990
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	NR	750	759,383
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	Aa3	1,000	1,044,620
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-	2,350	2,604,951
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	15.00%	5/27/2012	NR	1,768	608,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Indianapolis IN Loc Pub Impt Bd Bk Midwestern Disaster Ser A(b)	5.50%	2/1/2033	AA	$12,000	$13,363,800
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,569,210
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2024	AA-	1,000	1,140,640
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%	4/15/2025	AA-	1,860	2,096,276
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR	2,195	1,670,571
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	7,385	7,925,656
MI St Fin Auth Rev Detroit Sch Dist	5.50%	6/1/2021	A+	10,000	11,009,300
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	5.862%#	4/1/2014	Aa3	3,300	3,312,903
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%	12/1/2028	A	3,000	3,077,910
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,980	2,210,456
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	2,870	3,204,045
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,150	1,283,851
PA St Indl Dev Auth Econ Dev	5.50%	7/1/2023	A1	3,000	3,393,900
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2	2,000	2,141,300
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	420	429,899
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	2,000	2,008,540
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	971,910
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	9,000	10,115,370
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3	3,150	3,633,052
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2	5,000	5,100,700
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	3/1/2040	A2	5,000	5,072,550

Total					114,791,811

Other Revenue 8.35%

Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB	5,750	5,839,642
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	2,400	2,473,608
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2	5,000	4,801,300
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2018	Ba2	1,125	1,168,594
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	3,500	3,103,135
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	BB+	2,250	1,995,142
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	BB+	1,000	891,900
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2	2,500	2,355,225
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR	1,455	1,461,009
CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2034	A-	8,000	8,011,440
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR	1,000	825,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		$1,500	$1,166,385
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		2,325	2,227,722
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-		2,000	2,066,140
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	6.00%	12/1/2030	BBB-		1,000	1,026,980
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		1,000	889,740
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		815	643,410
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,075,268
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.625%	6/15/2041	BB+	(c)	9,000	9,245,880
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BB+		1,840	1,384,986
Hammond IN Loc Pub Impt Bd Bk Ser A	6.75%	8/15/2035	BBB-		1,000	1,015,210
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj Ser A	5.125%	5/15/2037	BBB-		1,070	867,888
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-		750	755,535
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-		1,250	1,261,675
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		1,850	1,560,179
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,465	1,374,829
Lansing MI Brd Wtr & Lt Util Ser A(b)	5.00%	7/1/2029	AA-		9,030	10,059,962
Lansing MI Brd Wtr & Lt Util Ser A(b)	5.00%	7/1/2030	AA-		9,485	10,485,993
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-		6,850	7,244,971
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		2,580	2,169,909
Metro Boston Transit Parking Corp	5.25%	7/1/2033	A+		11,000	11,807,180
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	B-		2,250	2,008,102
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		1,375	1,066,739
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-		2,000	1,971,640
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.125%	1/1/2025	NR		1,250	125,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.25%	1/1/2037	NR		1,700	170,000
Milwaukee WI Redev Auth Academy of Learning Ser A	5.50%	8/1/2022	NR		300	108,219
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR		250	88,335
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		6,500	7,309,510
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		825	779,048
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,400	1,197,490
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.85%	8/15/2037	BBB-		1,000	864,890
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		7,700	5,856,158
Philadelphia PA Auth Indl Dev Russell Byers Charter Sch Ser A	5.25%	5/1/2037	BBB-		1,500	1,258,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Philadelphia PA Auth Indl Dev Ser A	5.50%	9/15/2037	BBB-		$1,370	$1,190,640
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(c)	4,500	4,058,235
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(c)	2,000	1,617,680
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-		405	333,230
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		965	728,700
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	4,384,950
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		1,230	1,176,889
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	1,127,997
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR		1,000	867,120
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR		650	551,181
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		1,750	1,446,077

Total						141,542,487

Pre-Refunded 0.11%

Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	BBB		1,590	1,959,055

Special Tax 3.48%

Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+		1,000	1,013,170
Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR		800	691,632
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR		940	942,576
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR		1,500	1,524,465
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR		965	824,930
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR		2,805	2,233,117
Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR		1,035	755,654
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		7,000	7,009,730
Gramercy Farms FL Cmnty Dev Dist Cap Apprec~	Zero Coupon	5/1/2039	NR		5,240	786,000
Gramercy Farms FL Cmnty Dev Dist Ser A-1(e)	5.25%	5/1/2039	NR		1,340	13
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A1		3,000	3,267,660
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR		5,000	3,280,900
Lakeside Landings Cmnty Dev Dist FL Ser A(e)	5.50%	5/1/2038	NR		675	270,000
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-		1,605	1,686,341
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR		2,083	1,500,697
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+		2,000	1,825,860
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2		2,325	2,489,633
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR		1,000	826,770
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	BBB+		1,475	1,570,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Riverside Cnty CA Redev Agy Cap Apprec Hsg Ser A (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	$11,195	$6,302,673
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,164,480
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,707,450
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2033	BBB	1,000	1,070,560
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2041	BBB	1,400	1,486,716
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	1,935	1,830,433
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	2,500	2,223,000
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	814,460
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	989,300
Vlg Cmnty Dev FL Dist No 8 Phase III	6.125%	5/1/2040	NR	4,955	5,004,302
Yuba City CA Redev Agy Tax Pj	6.00%	9/1/2031	NR	1,965	1,836,018

Total					58,929,400

Tax Revenue 9.56%

Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AA-	2,330	2,826,593
Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A	3,000	3,244,980
MA St Sch Bldg Auth Sr Ser B(b)	5.00%	10/15/2032	AA+	20,000	22,436,900
Metro Atlanta GA Rapid Transit Auth Ser A (NPFGC)(FGIC)	5.25%	7/1/2028	AA+	1,500	1,820,415
Metro Transn Auth NY Ser A	5.00%	11/15/2046	A	10,410	10,803,498
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon	10/1/2024	A2	3,000	1,489,950
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA	12,000	13,768,020
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2028	AAA	4,000	4,589,340
NY St Dorm Auth Ser C	5.00%	3/15/2025	AAA	5,510	6,466,922
NY St Dorm Auth Ser C	5.00%	3/15/2026	AAA	2,580	2,996,335
NY St Dorm Auth Ser C(b)	5.00%	3/15/2034	AAA	10,000	10,940,800
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,563,850
Orange Cnty FL Tourist Dev	5.00%	10/1/2022	A+	6,000	7,088,400
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+	5,000	5,635,750
San Joaquin Cnty CA Transn Auth Ser A(b)	5.50%	3/1/2041	AA	29,000	32,139,950
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2	4,190	4,441,316
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR	4,000	4,023,080
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	3,690	3,793,504
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	BBB+	2,500	2,566,600
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	5,850	5,961,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2		$4,500	$4,665,555
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.00%	9/1/2026	A-		1,145	1,212,864
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-		2,000	2,123,460
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	NR		1,475	1,493,025

Total						162,092,666

Tobacco 6.05%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BB-		11,665	8,375,237
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BB-		13,300	9,900,387
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BB-		10,000	7,190,200
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BB+		7,000	4,897,060
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BB+		10,650	6,955,621
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-2 (5.30% after 12/1/2012)~	Zero Coupon	6/1/2037	BB+		18,200	11,730,082
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	BBB		1,960	1,447,166
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	BBB		4,750	3,910,438
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	5,310	4,237,115
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	1,710	1,406,885
MN Tob Securitization Auth Tob Sttlmnt Ser B	5.25%	3/1/2031	A-		3,750	3,844,725
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB		10,500	8,788,605
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	BB+		30,755	22,111,922
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	BB-		12,580	7,782,365

Total						102,577,808

Transportation 13.44%

CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		10,000	2,163,300
Cent TX Regl Mobility Auth Sr Lien	6.00%	1/1/2041	BBB-		10,000	10,194,600
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+		9,645	11,137,249
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+		6,135	7,084,191
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+		7,160	8,267,777
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2035	Baa2		18,000	3,575,880
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2039	Baa2		7,500	1,097,925
HI St Arpts Sys Rev Ser A	5.00%	7/1/2034	A		3,000	3,122,040
Houston TX Arpt Sys Rev Spl Facs Continental Ser A AMT	6.625%	7/15/2038	B-		2,500	2,482,950
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+		5,000	5,669,850
Lee Cnty FL Ser A AMT	5.375%	10/1/2032	A2		3,500	3,593,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA	$10,000	$10,646,450
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A	7,500	8,972,625
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,522,756
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,709,813
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2	6,975	7,329,120
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	8,017,350
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	4,500	5,171,445
NJ St Transn Tr Fd Auth Transn Sys Ser B	5.25%	6/15/2026	A+	1,500	1,669,950
North TX Twy Auth Rev Spl Pjs Sys Ser D(b)	5.00%	9/1/2028	AA	20,000	22,121,400
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2	5,000	5,678,750
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	5,978,155
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA	5,000	5,625,300
OK St Tpk Auth 2nd Sr Ser A(b)	5.00%	1/1/2026	AA-	11,000	12,707,310
OK St Tpk Auth 2nd Sr Ser A(b)	5.00%	1/1/2027	AA-	5,000	5,776,050
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A	1,500	1,616,010
PA St Tpk Commn Cap Apprec Sub Ser B2 (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	10,446,000
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A-	3,310	3,617,036
Port of Oakland CA Inter Lien Ser A AMT (NPFGC)	5.00%	11/1/2026	A-	2,285	2,321,743
Port of Oakland CA Ser O AMT	5.00%	5/1/2027	A	3,000	3,106,050
Port of Oakland CA Ser O AMT	5.00%	5/1/2028	A	2,275	2,337,995
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AA-	2,000	2,287,900
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	1,800	1,851,948
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	5,200	5,647,928
San Francisco CA City & Cnty Arpts Commn 2nd Tier Ser F AMT	5.00%	5/1/2025	A+	15,000	16,048,350
San Jose CA Arpt Rev Ser A-1 AMT	6.25%	3/1/2034	A2	5,000	5,523,850
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A-	3,020	3,280,868
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA	5,002	5,538,901

Total					227,940,440

Utilities 16.30%

Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1	5,000	5,411,700
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2028	A1	3,000	3,471,390
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	4,000	4,596,240
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	12/1/2026	Aa1	20,000	23,528,300
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	5,440	5,917,414
Birmingham AL Wtrwrks Brd Rev	4.75%	1/1/2036	Aa2	3,000	3,068,310
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2026	AA	5,000	5,646,450
Central Plains NE Enrg Pj No 1	0.718%#	12/1/2017	Ba3	5,000	4,169,750
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,365,146
Compton CA Wtr Rev	6.00%	8/1/2039	A	5,500	5,737,325
Detroit MI Wtr Supply Sys Sr Lien Ser A	5.25%	7/1/2041	A+	10,000	10,059,300
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	5,000	4,993,250
FL St Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A2	4,000	4,562,240
Houston TX Util Sys Rev 1st Lien Ser A	5.125%	11/15/2028	NR	4,000	4,348,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A-		$1,505	$1,517,627
Long Island NY Pwr Auth Ser A	6.25%	4/1/2033	A-		1,000	1,157,140
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-		4,925	5,324,221
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A(b)	5.00%	5/15/2028	AA		19,460	21,886,467
M-S-R Enrg Auth CA Gas Rev Ser C	7.00%	11/1/2034	A-		2,000	2,384,180
Main St Natural Gas Inc GA Gas Pj Ser A	5.00%	3/15/2022	Aa3		5,000	5,269,200
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A-		1,000	1,001,120
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A-		3,500	3,464,195
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB		3,500	3,928,680
Maricopa Cnty AZ Pollutn Ctrl Corp Sthn CA Ed Co Ser A Rmkt	5.00%	6/1/2035	A1		7,730	8,102,431
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2034	AA+		10,000	10,538,800
Metro St. Louis MO Swr Dist Ser A	5.75%	5/1/2038	AAA		1,760	1,964,248
New York City NY Muni Wtr Fin Auth Ser HH(b)	5.00%	6/15/2031	AA+		20,000	22,326,800
North Sumter Cnty FL Util Dependent Dist	5.375%	10/1/2030	BBB		5,000	4,944,300
Northern CA Gas Auth No 1	0.963%#	7/1/2027	A2		5,000	3,547,500
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+		5,000	5,269,250
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	BBB-		3,250	3,600,253
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-		4,500	4,957,110
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%	7/15/2039	BBB-		1,000	1,113,560
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		2,500	2,644,700
Palm Beach Cnty FL Solid Wst Auth(b)	5.00%	10/1/2031	AA+		20,000	21,574,600
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%	10/1/2028	AA+		3,000	3,386,040
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2028	A-		740	778,754
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%	7/1/2025	A3		1,000	1,031,270
Puerto Rico Elec Pwr Auth Ser UU	0.949%#	7/1/2031	A3		4,000	2,521,680
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%	8/1/2021	A-		5,000	5,115,550
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%	7/1/2022	CC		1,000	165,230
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA-		3,650	4,093,603
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA-		2,920	3,274,882
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA-		2,920	3,274,882
Salt Verde AZ Financial Corp Gas Rev Ser A	5.00%	12/1/2037	A-		8,000	7,388,480
Sthn CA Pub Pwr Auth Pj No 1 Ser A	1.758%#	11/1/2038	Baa1		5,000	3,516,200
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(c)	3,000	2,945,490
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2026	A-		1,250	1,241,013
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%	12/15/2026	A-		11,575	12,612,120
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2027	BBB-		555	568,631

Total						276,305,102

Total Municipal Bonds (cost $1,801,484,139)						1,858,803,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NATIONAL TAX FREE FUND December 31, 2011

Investments					Shares (000)	Fair Value
SHORT-TERM INVESTMENTS 0.69%

Money Market Mutual Funds 0.00%

Dreyfus Municipal Cash Management Plus					— (j)	$908
SSgA Tax Free Money Market Fund					5	4,501

Total Money Market Mutual Funds (cost $5,409)						5,409

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
Variable Rate Demand Notes 0.69%

General Obligation

CA St Ser B Sub Ser B-6	0.60%	1/3/2012	5/1/2040	AAA	$6,500	6,500,000
New York City NY Sub Ser A-5	0.70%	1/3/2012	8/1/2015	A1	1,800	1,800,000
New York City NY Sub Ser L-5	0.55%	1/3/2012	4/1/2035	AA	3,500	3,500,000

Total Variable Rate Demand Notes (cost $11,800,000)						11,800,000

Total Short-Term Investments (cost $11,805,409)						11,805,409

Total Investments in Securities 110.33% (cost $1,813,289,548)						1,870,608,709

Liabilities in Excess of Other Assets(h) (10.33%)						(175,200,727)

Net Assets 100.00%						$1,695,407,982

Open Futures Contracts at December 31, 2011:

Type		Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond		March 2012	954	Short	$(138,151,125)	$(972,822)
Ultra Long U.S. Treasury Bond		March 2012	167	Short	(26,751,313)	(130,774)

Totals					$(164,902,438)	$(1,103,596)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 109.03%

Corporate-Backed 9.57%

AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A(e)	6.12%	8/1/2031	NR	$3,285	$1,314,000
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	6,000	5,387,160
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	1,375	1,211,568
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2036	NR	3,210	2,580,487
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	6,050	6,314,627
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%	2/1/2027	B2	6,250	5,896,062
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%	4/1/2033	CC	2,000	400,220
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%	5/1/2033	Ca	2,000	420,140
Calhoun Cnty AR Solid Wst GA Pacific Corp Pj AMT	6.375%	11/1/2026	Baa3	2,075	2,089,359
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	7,640	8,236,073
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B-	12,560	10,707,777
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%	6/1/2025	BBB	5,545	5,611,928
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT(e)	9.00%	5/1/2029	NR	7,500	1,575,000
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 3 Rmkt AMT(e)	9.125%	5/1/2029	NR	13,500	2,834,865
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	5.875%	3/1/2027	NR	1,500	387,585
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	6.00%	3/1/2037	NR	1,450	364,820
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†(e)	6.125%	10/1/2027	NR	1,475	265,500
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†(e)	6.25%	10/1/2037	NR	6,525	1,174,500
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-	1,085	957,089
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,728,581
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	10,000	8,535,900
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	4,000	3,413,040
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	2,900	2,638,275
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	1,000	844,270
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	6,190	5,651,284
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-	5,935	5,284,346
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	5,625	5,600,644
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	3,000	2,906,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B		$755	$755,211
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	A-		2,325	2,325,605
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+		2,500	2,596,275
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3		1,955	1,813,693
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.30%	4/1/2023	Caa3		3,685	3,250,539
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+		6,120	6,119,388
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+		5,100	5,158,650
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-		1,730	1,445,294
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		6,000	6,065,280
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2		1,500	1,363,620
Selma AL Ind Dev Brd Intl Paper Co Ser A	5.375%	12/1/2035	BBB		3,250	3,293,420
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		14,050	13,061,020

Total						141,579,255

Education 5.62%

Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,618,125
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		7,495	7,829,688
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB+		3,500	3,602,515
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	4,985,250
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,720	1,702,645
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(c)	1,375	1,151,095
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(c)	7,460	5,714,435
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		12,725	10,314,503
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		2,500	2,544,850
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa3		2,500	2,105,225
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa3		2,000	1,669,860
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3		2,000	1,592,980
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR		2,710	2,058,895
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		5,000	5,033,100
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.25%	7/1/2018	NR		250	100,000
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.50%	7/1/2038	NR		2,300	920,000
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+		1,510	1,302,783
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+		3,640	3,199,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa1	$4,000	$4,871,480
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	2,000	2,353,540
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	7,020	7,193,534
Stockton CA Unif Sch Dist Cap Apprec Election 2008 Ser D (AGM)	Zero Coupon	8/1/2033	AA-	8,135	2,170,174
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	7,000	8,086,190

Total					83,120,609

General Obligation 9.44%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A2	1,500	1,636,800
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	A3	6,360	6,988,114
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2037	A+	4,150	688,568
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2041	A+	6,500	793,910
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2042	A+	6,900	781,563
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2043	A+	6,900	724,638
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,715,950
HI St Ser DZ(b)	5.00%	12/1/2028	AA	4,000	4,649,100
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	5,000	1,334,900
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A(b)	5.00%	2/1/2029	Aa2	19,000	20,799,585
Los Angeles CA Cmnty College Dist 2001 Election Ser A (NPFGC)(FGIC)(b)	5.00%	8/1/2032	Aa1	10,580	11,198,189
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2032	Aa2	10,000	10,481,800
Los Angeles CA Unif Sch Dist Ser D(b)	5.00%	1/1/2034	Aa2	10,460	10,975,887
Los Angeles CA Unif Sch Dist Ser F(b)	5.00%	7/1/2029	Aa2	2,000	2,098,640
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	2,500	2,599,500
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	5,500	5,718,900
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	11,319,050
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	9,000	9,791,235
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	7,000	7,615,405
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	1,087,915
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2035	Aa1	19,135	5,029,061
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1	10,645	2,466,979
Territory of Guam Ser A	6.75%	11/15/2029	B+	3,690	3,877,563
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,279,008
Woonsocket RI	7.125%	6/15/2016	Ba1	3,000	3,080,250

Total					139,732,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 27.79%

Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR		$10,000	$8,046,900
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR		4,500	3,513,240
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	B+		15,365	12,802,886
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	B+		2,425	1,949,191
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR		9,710	7,365,909
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB		1,000	1,085,310
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB		2,500	2,696,575
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR		5,770	6,003,397
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR		5,045	5,145,547
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		585	569,597
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2040	NR		3,425	3,277,622
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR		4,300	4,008,933
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR		2,500	2,304,125
Director St NV Dept Business & Industry Las Ventanas Ret Pj A(e)	7.00%	11/15/2034	NR		6,000	3,152,220
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(e)	6.00%	11/15/2014	NR		4,105	2,174,706
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(e)	6.75%	11/15/2023	NR		4,700	2,484,185
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,344,483
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,733,053
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	829,408
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB-	(c)	4,700	4,241,186
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB-	(c)	3,385	3,591,959
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.00%	10/1/2024	AA		6,000	6,566,700
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.25%	10/1/2029	AA		4,000	4,377,800
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,608,224
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		5,500	4,496,250
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		5,920	5,401,171
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	6,219,720
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,200	969,240
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,990	2,275,241
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		6,270	4,636,665
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	4,069,035
IL Fin Auth Rev Admiral at Lake Pj Ser A	8.00%	5/15/2040	NR		3,000	3,023,100
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		9,000	2,790,000
IL Fin Auth Rev Clare Wtr Twr Cap Apprec Ser B(e)	Zero Coupon	5/15/2050	NR		4,800	18,000
IL Fin Auth Rev Clare Wtr Twr Ser A-2(e)	5.20%	5/15/2015	NR		700	140,000
IL Fin Auth Rev Clare Wtr Twr Ser A-3(e)	5.30%	5/15/2016	NR		700	140,000
IL Fin Auth Rev Clare Wtr Twr Ser A-6(e)	6.00%	5/15/2028	NR		2,800	560,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

IL Fin Auth Rev Clare Wtr Twr Ser A-7(e)	6.125%	5/15/2041	NR		$3,500	$700,000
IL Fin Auth Rev Clare Wtr Twr Ser A-10(e)	5.125%	5/15/2018	NR		3,500	700,000
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(c)	3,500	3,540,145
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(c)	4,000	3,600,120
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(c)	10,975	9,235,353
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,771,400
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		5,000	5,485,650
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,449,370
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		3,660	3,563,449
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	4,212,540
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		5,000	4,756,250
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2036	AA-		7,000	7,614,705
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.75%	7/1/2025	BB+		3,325	3,324,967
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		4,350	4,201,404
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,079,810
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	2,983,052
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.25%	5/15/2039	NR		6,695	7,104,064
LA Pub Facs Auth Hosp Rev Lake Charles Mem Hosp†	6.375%	12/1/2034	NR		5,840	5,852,731
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.50%	5/15/2037	Baa1		8,250	8,902,987
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	4,084,225
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	4,042,480
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	2,009,800
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2025	NR		6,840	6,138,832
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB+	(c)	3,450	3,556,122
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.25%	11/15/2025	BB+	(c)	3,800	3,405,256
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.50%	11/15/2035	BB+	(c)	1,750	1,512,613
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		6,045	5,452,892
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		11,975	10,437,530
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR		2,915	2,870,371
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	1,080,675
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		4,705	3,673,052
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB		3,175	3,222,752
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB		3,475	3,514,441
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		4,250	4,327,393
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B(b)	5.50%	1/1/2034	Aa2		13,500	14,373,382
Orange Cnty FL Hlth Facs Auth First Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR		6,550	5,503,769
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,061,148
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,708,008
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.00%	7/1/2034	BBB-		7,275	6,326,704
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB-		1,800	1,764,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	B-	$15,270	$10,637,387
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR	1,945	2,042,017
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR	6,000	6,312,480
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	10,000	11,508,800
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,565	2,180,891
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	6,435	5,336,674
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR	4,000	3,135,360
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR	12,000	10,646,400
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,540,915
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	1,002,440
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,915	1,944,395
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,000	2,786,790
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,634,030
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,300	1,357,876
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.125%	11/1/2030	NR	2,000	2,126,640
Upper IL River Vly Dev Auth Pleasant View Lutheran Home	7.25%	11/15/2040	NR	1,200	1,203,732
Upper IL River Vly Dev Auth Pleasant View Lutheran Home	7.375%	11/15/2045	NR	1,550	1,555,286
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR	9,250	8,031,867
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	2,000	1,721,620
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc	8.00%	9/1/2041	NR	2,955	3,266,575
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR	2,890	2,742,783
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	AA+	1,170	1,237,047
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	7,273,560
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030	BBB+	5,000	4,794,200
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR	3,530	2,995,346
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028	NR	7,425	7,305,235

Total					411,076,176

Housing 1.35%

El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3	3,280	2,574,078
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3	1,285	1,154,534
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Brooke Ridge Apts Pj Ser E AMT(e)	6.475%	12/1/2038	NR	12,100	7,863,669
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BB-	3,440	3,549,564
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A(e)	7.50%	12/20/2040	NR	3,930	2,290,286
MuniMae TE Bd Subs LLC†(k)	5.30%	11/29/2049	Ba2	2,000	1,401,420
MuniMae TE Bd Subs LLC†(k)	5.90%	11/29/2049	B1	2,000	1,121,980

Total					19,955,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations 1.47%

CA St Pub Wrks Brd CA St Prisons Ser C	5.75%	10/1/2031	A2		$1,500	$1,613,325
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	15.00%	5/27/2012	NR		4,199	1,444,372
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		5,100	3,881,508
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA		3,730	4,166,629
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA		5,420	6,054,458
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA		2,160	2,412,846
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2		2,000	2,141,300

Total						21,714,438

Other Revenue 13.68%

Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		8,300	7,358,863
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	BB+		2,250	1,995,142
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	BB+		2,975	2,653,402
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2		10,845	10,216,966
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		3,450	3,464,248
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%	8/1/2038	NR		3,000	3,007,590
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(c)	1,250	1,109,425
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		2,340	1,930,687
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,166,385
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		4,130	3,567,122
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR		3,000	2,442,750
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,640	1,148,820
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	NR		2,000	1,617,160
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	NR		1,855	1,559,944
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033	BB+	(c)	9,350	9,714,369
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR		1,795	1,587,875
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR		4,260	3,591,010
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR		5,960	4,860,142
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR		730	717,429
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR		2,000	1,849,040
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR		1,635	1,425,213
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-		750	755,535
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-		1,250	1,261,675
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR		1,550	1,501,346
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR		2,815	2,571,897
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		6,570	5,540,744
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,000	938,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037		NR		$1,220	$1,098,561
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031		BBB-		4,750	4,992,725
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038		BBB		6,515	6,941,863
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036		NR		8,500	5,963,600
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024		NR		4,705	4,087,798
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029		NR		1,560	1,312,038
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031		NR		15,200	9,674,496
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031		NR		3,000	1,978,620
MI Fin Auth Detroit Sch Ser A-2	6.65%	3/20/2012		NR		4,500	4,539,915
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037		B-		5,000	3,429,300
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039		B-		2,250	2,008,102
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036		NR		722	662,381
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037		NR		3,325	2,579,568
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030		BBB-		1,955	1,927,278
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	7.00%	12/1/2039		BBB-		3,000	2,938,560
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030		BBB-		3,720	3,386,018
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	—	—	(g)	NR		5,000	37,500
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.125%	1/1/2025		NR		2,790	279,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.25%	1/1/2037		NR		5,755	575,500
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037		NR		3,340	1,180,156
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+		10,250	11,526,535
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2023		BB+		175	173,250
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036		BB+		700	609,980
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039		BB+		355	305,719
OH St Pollutn Ctrl Rev Gen Motors Corp Pj	5.625%	3/1/2015		NR		2,965	22,238
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018		NR		1,925	1,817,778
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023		NR		1,350	1,213,934
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028		NR		1,900	1,625,165
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(e)	6.75%	7/1/2022		NR		1,460	365,000
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(e)	7.00%	7/1/2036		NR		5,000	1,250,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035		BB		2,455	2,250,646
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026		BBB	(c)	5,000	4,509,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(c)	$10,685	$8,642,455
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	8,506,600
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030	BBB-		1,475	1,253,544
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		3,865	2,918,577
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2034	BBB		2,510	2,253,428
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		7,540	6,612,505
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		2,870	2,746,073
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		4,075	3,367,295
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.00%	10/15/2030	BB		1,300	1,258,647

Total						202,374,727

Special Tax 7.97%

Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	5.625%	7/1/2025	NR		1,000	1,004,340
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	6.10%	7/1/2040	NR		2,250	2,269,530
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-1(e)	5.50%	5/1/2036	NR		1,235	209,950
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR		6,545	4,529,533
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR		1,545	1,549,233
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR		2,715	2,722,493
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR		7,000	7,114,170
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR		4,515	3,839,511
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR		5,700	4,550,139
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR		6,500	3,570,775
Frederick Cnty MD Urbana Cmnty Dev Auth Ser B	5.50%	7/1/2040	NR		4,500	4,306,815
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1(e)	5.75%	12/1/2028	NR		1,000	260,000
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR		8,130	4,113,048
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR		2,495	1,231,382
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1		6,370	4,708,768
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR		11,325	7,431,239
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		12,000	10,435,920
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+		1,000	1,041,460
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	BBB+		1,000	1,028,090
Magnolia FL West Cmnty Dev Dist	5.35%	5/1/2037	NR		3,830	1,994,932
Mariposa NM East Pub Impt Dist	6.00%	9/1/2032	NR		1,000	786,730
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	A-		1,000	1,041,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	A-	$1,655	$1,718,999
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,454	3,929,334
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,520	2,300,584
Orange Grove LA Cmnty Dev Dist(e)	5.30%	11/1/2021	NR	1,760	739,200
Panther Trace II FL Cmnty Dev Dist Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,630	1,306,135
Rancho Cucamonga Cmnty Facs Dist Spl Tax No 2004-1 Etiwanda	5.375%	9/1/2036	NR	3,550	3,012,246
Riverside Cnty CA Pub Fing Auth Jurupa Vy Desert & Inst 215 (NPFGC)	4.75%	10/1/2035	A3	9,000	7,555,050
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,164,480
Shingle Creek FL Cmnty Dev Dist(e)	6.10%	5/1/2025	NR	4,990	1,983,525
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	963,460
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	17,000	15,116,400
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,485	1,209,473
Tern Bay Cmnty Dev Dist FL Ser A(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR	2,810	2,355,567
Whispering Spring LA Dev Dist Spl Assmnt(e)	5.20%	10/1/2021	NR	2,290	583,950

Total					117,963,811

Tax Revenue 0.70%

Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR	3,240	3,696,451
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA	6,000	6,655,800

Total					10,352,251

Tobacco 13.15%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BB-	48,485	36,883,509
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	BB-	14,230	10,216,855
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BB-	13,000	9,677,070
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BB-	15,195	10,925,509
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	BB-	1,030	811,455
Buckeye OH Tob Sttlmnt Fing Auth Cap Apprec Asset Sr Conv A-3	Zero Coupon	6/1/2037	BB-	13,370	9,588,830
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.00%	6/1/2037	BBB	10,090	7,182,466
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.125%	6/1/2046	BBB	1,990	1,324,464
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BB+	28,900	20,217,862
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BB+	13,045	8,519,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BB+		$10,445	$7,577,534
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	5,365	4,281,002
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	2,635	2,167,920
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		5,000	4,310,650
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2034	BB		11,000	8,353,400
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BB		11,600	8,342,140
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	BB+		3,940	2,832,742
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	BBB-		12,590	9,992,305
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	BB-		21,065	15,193,342
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	BB-		26,050	16,115,312

Total						194,514,187

Transportation 9.45%

CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2030	BBB-		35,000	11,066,650
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2033	BBB-		5,000	1,253,200
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2034	BBB-		25,535	5,928,972
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		3,445	745,257
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2037	BBB-		4,985	937,330
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2038	BBB-		1,000	175,440
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc AMT(e)	6.375%	5/1/2035	NR		6,630	1,392,300
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR		3,110	1,474,389
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(e)	7.25%	1/1/2023	NR		5,000	50
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(e)	7.375%	1/1/2030	NR		5,000	50
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2037	Baa2		5,000	845,250
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	BBB		5,885	1,260,037
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	BBB		25,000	6,678,000
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2037	BBB		9,925	1,677,821
Houston TX Arpt Sys Rev Spl Facs Continental Ser A AMT	6.625%	7/15/2038	B-		2,500	2,482,950
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2025	AA-		1,025	1,097,972
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2026	AA-		3,440	3,684,900
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2027	AA-		3,895	4,172,293
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2028	AA-		3,430	3,674,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2032	AA-		$8,210	$8,794,487
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2033	AA-		2,675	2,865,439
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-		3,250	3,522,756
Metro WA DC Arpts Auth Ser A AMT(b)	5.25%	10/1/2027	AA-		4,540	4,921,019
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-		2,500	2,709,813
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-		7,500	8,017,350
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+		2,700	3,102,867
North TX Twy Auth Rev Spl Pjs Sys Ser D(b)	5.00%	9/1/2028	AA		20,000	22,121,400
Port Auth NY & NJ Cons 160th(b)	4.00%	9/15/2031	Aa2		20,000	20,213,700
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3		7,835	7,831,944
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2031	BBB+		24,500	7,231,420

Total						139,879,245

Utilities 8.84%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR		11,000	11,640,640
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-3	5.50%	5/1/2036	NR		645	570,077
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1		5,430	5,906,537
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CC		6,000	960,780
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%	7/1/2032	CC		2,000	340,180
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%	6/1/2027	NR		4,440	4,453,142
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR		5,940	5,880,659
M-S-R Enrg Auth CA Gas Rev Ser B	6.50%	11/1/2039	A-		5,350	6,115,585
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB		3,500	3,928,680
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT	6.75%	7/1/2014	NR		525	3,938
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+		11,000	12,017,115
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+		1,000	1,092,465
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3		1,500	1,586,820
Padre Dam CA Muni Wtr Dist Pj Ser A(b)	5.25%	10/1/2034	AA-		11,600	12,331,496
Palm Beach Cnty FL Solid Wst Auth(b)	5.00%	10/1/2031	AA+		20,000	21,574,600
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR		2,000	2,048,280
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR		5,000	4,710,150
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT	6.45%	6/1/2021	CC		2,000	340,360
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2029	Aa1		19,375	21,714,503
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2031	Aa1		6,270	7,027,093
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(c)	4,781	4,694,129
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,500	1,498,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-HIGH YIELD MUNICIPAL BOND FUND December 31, 2011

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)

Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C		5.00%	1/1/2021	NR	$350		$327,569

Total							130,763,178

Total Municipal Bonds (cost $1,744,900,084)							1,613,025,918

					Shares (000)
SHORT-TERM INVESTMENTS 0.27%

Money Market Mutual Funds 0.00%

Dreyfus Municipal Cash Management Plus					—	(j)	797
SSgA Tax Free Money Market Fund					3		2,890

Total Money Market Mutual Funds (cost $3,687)							3,687

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 0.27%

General Obligation 0.27%

New York City NY Sub Ser A-5	0.70%	1/3/2012	8/1/2015	A1	$1,000		1,000,000
New York City NY Sub Ser L-5	0.55%	1/3/2012	4/1/2035	AA	3,000		3,000,000

Total Variable Rate Demand Notes (cost $4,000,000)							4,000,000

Total Short-Term Investments (cost $4,003,687)							4,003,687

Total Investments in Securities 109.30% (cost $1,748,903,771)							1,617,029,605

Liabilities in Excess of Cash and Other Assets(h) (9.30%)							(137,653,403)

Net Assets 100.00%							$1,479,376,202

Open Futures Contracts at December 31, 2011:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2012	942	Short	$(136,413,375)	$(833,333)
Ultra Long U.S. Treasury Bond	March 2012	184	Short	(29,474,500)	(144,086)

Totals				$(165,887,875)	$(977,419)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-CALIFORNIA TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 106.52%

Corporate-Backed 0.52%

CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	$1,000	$1,022,260

Education 6.06%

CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	816,660
CA Infrastr & Econ Dev Bk Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,103,980
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,145,803
CA Muni Fin Auth Rev Emerson College	5.75%	1/1/2033	BBB+	1,250	1,299,075
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2	1,500	1,566,938
CA Statewide Cmntys Dev Auth Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	862,500
Tustin CA Unif Sch Dist 2008 Election Ser B	6.00%	8/1/2036	AA	1,500	1,705,890
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	3,000	3,465,510

Total					11,966,356

General Obligation 22.74%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A2	1,000	1,091,200
CA St	5.25%	9/1/2024	A1	5,000	5,827,350
CA St	5.50%	11/1/2034	A1	175	191,611
CA St (CIFG)	4.50%	8/1/2028	A1	1,515	1,534,831
CA St Var Purp	5.25%	10/1/2029	A1	1,500	1,647,720
CA St Var Purp	5.25%	10/1/2032	A1	4,000	4,325,960
CA St Var Purp	6.50%	4/1/2033	A1	3,500	4,198,285
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2046	A+	8,000	669,440
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,111,700
Los Angeles CA Unif Sch Dist Election 2004 Ser H (AGM)(b)	5.00%	7/1/2028	Aa2	3,000	3,210,360
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	Aa2	2,225	2,409,653
Montebello CA Unif Sch Dist Election 2004 (AGM)	5.00%	8/1/2028	AA-	1,335	1,444,296
Newport Mesa CA Unif Sch Dist Cap Apprec Election 2005	Zero Coupon	8/1/2037	Aa1	5,000	1,158,750
Piedmont CA Unif Sch Dist Election 2006 Ser C(b)	5.00%	8/1/2032	AA	1,910	2,014,391
Piedmont CA Unif Sch Dist Election 2006 Ser C(b)	5.00%	8/1/2033	AA	2,145	2,249,716
Piedmont CA Unif Sch Dist Election 2006 Ser C(b)	5.00%	8/1/2034	AA	2,400	2,505,816
Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	Baa1	3,000	3,073,500
San Bernardino CA Cmnty College Dist Election 2002 Ser A	5.75%	8/1/2020	Aa2	750	912,082
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	1,500	1,716,600
Territory of Guam Ser A	7.00%	11/15/2039	B+	390	408,650
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	Aa3	1,000	1,222,260
Yosemite CA Comnty College Dist Unltd Cap Apprec 2004 Election Ser D	Zero Coupon	8/1/2033	Aa2	3,350	961,651

Total					44,885,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-CALIFORNIA TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 13.14%

CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		$2,500	$2,690,250
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2039	A2		1,500	1,512,195
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.25%	11/1/2035	A		2,000	2,030,520
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		1,000	1,182,850
CA Hlth Facs Fing Auth Rady Children’s Hosp Ser A	5.50%	8/15/2033	A2		2,000	2,089,440
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-		2,000	2,283,920
CA Sierra View Loc Hlthcare Dist	5.25%	7/1/2032	A	(c)	1,000	1,011,860
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB		1,000	1,085,310
CA Statewide Cmntys Dev Auth Trinity Hlth	5.00%	12/1/2041	AA		2,000	2,048,580
Newport Beach CA Rev Hoag Mem Hosp Presbyterian	5.875%	12/1/2030	AA		500	559,530
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	6.00%	7/1/2033	A-		2,000	2,163,760
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2031	BB		2,000	2,258,580
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B COP	5.50%	10/15/2037	BBB		2,000	1,773,980
Upland CA San Antonio Cmnty Hosp COP	6.00%	1/1/2026	A		2,000	2,193,440
Whittier CA Hlth Fac Rev Presbyterian Intercmnty Hosp	5.75%	6/1/2029	A+		1,000	1,048,790

Total						25,933,005

Housing 2.32%

CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2		1,000	968,620
CA Statewide Cmntys Dev Auth Irvine Univ Campus(a)	5.125%	5/15/2031	Baa2		1,500	1,517,145
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		2,000	2,086,400

Total						4,572,165

Lease Obligations 10.64%

CA St Pub Wrks Brd CA St Prisons Ser C	5.75%	10/1/2031	A2		2,000	2,151,100
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A2		1,550	1,678,216
CA St Pub Wrks Brd Judicial Council Pjs Ser D	5.00%	12/1/2028	A2		1,000	1,035,520
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2		1,000	1,136,810
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.375%	11/1/2034	A2		2,000	2,228,080
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	971,910
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1		1,000	1,123,930
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		1,500	1,730,025
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	NR		2,575	2,588,210
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2		1,220	1,244,571
San Mateo Cnty CA Jt Pwrs Fing Auth Ref Cap Pj Ser A	5.25%	7/15/2026	AA+		3,000	3,425,490
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AA-		2,295	1,689,074

Total						21,002,936

Other Revenue 4.01%

CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2034	A-		2,000	2,002,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-CALIFORNIA TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

CA Muni Fin Auth Ed Rev Amer Heritage Ed FndtnPj A	5.25%	6/1/2036	BBB-		$1,000	$828,920
CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(c)	850	793,551
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,334,660
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	412,540
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	952,548
Territory of Guam Govt Business Privilege Tax Ser A	5.25%	1/1/2036	A		1,500	1,595,910

Total						7,920,989

Special Tax 11.56%

Chula Vista CA Cmnty Facs Dist No 07-1 Otay Ranch Vlg Eleven	5.125%	9/1/2036	NR		945	853,788
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		545	526,116
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		925	870,582
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		2,000	2,002,780
Imperial Beach CA Redev Agy Palm Ave Coml Redev Pj	5.00%	6/1/2030	A		2,000	1,957,520
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,334,928
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+		1,000	1,041,460
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A		1,120	1,164,509
Riverside Cnty CA Redev Agy Desert Cmnty Pj Area D	6.00%	10/1/2037	A3		5,000	5,160,600
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		1,000	1,082,980
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2033	A-		500	552,040
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%	8/1/2041	A-		1,000	1,097,280
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%	8/1/2039	BBB		1,500	1,585,230
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A1		500	553,460
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A1		500	562,580
Union City CA Cmnty Redev Agy Sub Lien Cmnty Redev Pj	6.875%	12/1/2033	A		1,500	1,648,590
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR		985	825,706

Total						22,820,149

Tax Revenue 1.08%

San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2		1,000	1,059,980
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		1,030	1,058,891

Total						2,118,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-CALIFORNIA TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco 5.40%

CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.00%	6/1/2037	BBB		$2,175	$1,548,252
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	BB+		1,000	699,580
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	BB+		2,200	1,436,842
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BB+		1,245	903,210
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2		4,450	4,254,690
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Sr Ser A (AMBAC)	5.00%	6/1/2029	A2		325	322,374
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B+	(c)	875	698,206
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B+	(c)	970	798,058

Total						10,661,212

Transportation 10.76%

Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+		2,905	3,093,041
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%	1/15/2020	BBB-		2,000	2,044,660
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA		10,000	10,646,450
Los Angeles Cnty CA Metro Transn Auth Prop C 2nd Sr Ser A (AGM)	4.50%	7/1/2030	AA+		1,000	1,034,480
Port of Oakland CA Ser O AMT	5.125%	5/1/2031	A		1,250	1,264,225
San Francisco CA City & Cnty Arpts Commn 2nd Ser F AMT	5.00%	5/1/2027	A+		1,430	1,503,888
San Jose CA Arpt Rev Ser A-1 AMT	6.25%	3/1/2034	A2		1,500	1,657,155

Total						21,243,899

Utilities 18.29%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR		1,000	1,058,240
Burbank CA Wtr & Pwr Elec Sys Rev Ser A	5.00%	6/1/2023	AA-		2,000	2,322,580
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%	12/1/2026	AAA		2,000	2,237,660
Chino Basin Desalter Auth Ser A (AG)	5.00%	6/1/2027	AA-		2,000	2,163,600
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3		1,000	1,113,010
Dublin-San Ramon Svcs Dist CA	5.25%	8/1/2029	A		1,250	1,354,012
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR		2,075	2,054,271
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A-		1,505	1,517,627
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.50%	11/15/2037	A-		1,000	922,350
M-S-R Enrg Auth CA Gas Rev Ser C	7.00%	11/1/2034	A-		2,000	2,384,180
Northern CA Gas Auth No 1	0.963%#	7/1/2027	A2		1,000	709,500
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1		1,985	2,389,404
Northern CA Pwr Agy Rev Hydroelectronic No 1-C (AG)	5.00%	7/1/2024	AA-		1,760	1,979,402
Riverside CA Elec Rev Issue D (AGM)	5.00%	10/1/2027	AA-		1,000	1,091,810
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-		1,500	1,699,110
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA-		1,920	2,153,347
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA-		1,540	1,727,164
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA-		1,540	1,727,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-CALIFORNIA TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)	5.25%	12/1/2023	AA	$1,500	$1,857,825
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2033	Baa1	2,000	1,861,660
Sthn CA Pub Pwr Auth Sub Sthn Transmission Ser A	5.00%	7/1/2020	AA-	1,500	1,774,965

Total					36,098,881

Total Municipal Bonds (cost $199,403,718)					210,246,545

	Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus General CA Municipal Money Market Fund Class A (cost $26)	—	(j)	26

Total Investments in Securities 106.52% (cost $199,403,744)			210,246,571

Liabilities in Excess of Cash and Other Assets(h) (6.52%)			(12,872,355)

Net Assets 100.00%			$197,374,216

Open Futures Contracts at December 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2012	117	Short	$(16,943,063)	$(127,330)
Ultra Long U.S. Treasury Bond	March 2012	48	Short	(7,689,000)	(37,588)

Totals				$(24,632,063)	$(164,918)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW JERSEY TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 102.59%

Corporate-Backed 2.80%

Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB		$1,305	$1,128,212
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR		1,085	990,573
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B-		320	284,918
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		1,000	968,720
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT(e)	6.25%	6/1/2026	NR		1,000	210,000

Total						3,582,423

Education 10.35%

NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%	7/1/2028	AA-		2,000	2,164,340
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%	7/1/2029	A1		2,000	2,132,120
NJ St Edl Facs Auth Princeton Univ Ser B	3.375%	7/1/2025	AAA		50	52,211
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AA-		1,150	1,252,833
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%	7/1/2028	A		2,400	2,743,008
NJ St Edl Facs Auth Stevens Inst Tech Ser A	5.00%	7/1/2034	BBB+		1,000	999,990
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1		1,000	1,176,770
Rutgers St Univ NJ Ser F	5.00%	5/1/2031	AA		2,500	2,747,025

Total						13,268,297

General Obligation 13.06%

Atlantic City NJ Brd Ed (AGM)	5.00%	4/1/2022	AA-		1,150	1,322,316
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3		1,840	2,056,991
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1		1,410	1,640,704
Millburn Twp NJ Brd Ed	5.35%	7/15/2018	Aaa		1,050	1,307,124
New Brunswick NJ	5.00%	10/1/2022	AA-		130	152,248
New Brunswick NJ	5.00%	10/1/2023	AA-		1,000	1,182,210
NJ St Ser Q	5.00%	8/15/2020	AA-		1,025	1,265,291
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		2,490	2,048,150
Paterson NJ (AGM)	5.00%	6/15/2020	Aa3		900	1,016,712
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1		1,000	1,041,090
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3		5	5,233
Territory of Guam Ser A	7.00%	11/15/2039	B+		140	146,695
Toms River Twp NJ Golf Util Impt Ser A	3.00%	12/15/2022	AA		1,155	1,189,846
Toms River Twp NJ Golf Util Impt Ser A	3.00%	12/15/2023	AA		250	252,505
Union Cnty NJ Utils Auth Rev Covanta Union Ser A GTD AMT	4.75%	12/1/2031	AA+		1,000	1,011,940
Woodbridge Twp NJ Swr Util	4.00%	7/1/2024	AA-		1,020	1,098,438

Total						16,737,493

Health Care 17.08%

Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		1,000	918,990
Camden Cnty NJ Impt Auth Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB		760	676,894
NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(c)	500	533,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW JERSEY TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	$500	$432,270
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	780,670
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR	1,500	1,298,310
NJ Hlthcare Facs Fing Auth AHS Hosp Corp	6.00%	7/1/2037	A1	650	719,335
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1	2,000	2,075,100
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB	925	938,912
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB	875	884,931
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+	2,000	2,036,100
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.00%	7/1/2036	Baa2	1,700	1,523,319
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-	2,000	2,018,300
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-	1,000	1,026,510
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-	1,000	969,750
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-	1,000	950,070
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A	2,500	2,690,225
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	AA+	415	416,316
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	AA+	1,000	1,003,070

Total					21,892,207

Housing 1.63%

NJ Econ Dev Auth MSU Student Hsg Pj	5.75%	6/1/2031	Baa3	1,000	1,046,020
NJ Econ Dev Auth MSU Student Hsg Pj	5.875%	6/1/2042	Baa3	1,000	1,036,480

Total					2,082,500

Lease Obligations 16.87%

Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	1,250	1,348,238
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,771,950
Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	Baa3	1,000	958,590
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3	750	887,460
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	A+	1,275	1,407,409
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	A+	1,020	1,053,731
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	3,775	3,968,506
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	A+	1,400	1,536,192
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	A+	1,000	1,071,130
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2031	A+	5,000	1,671,500
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2038	A+	5,000	1,043,650
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	A+	1,500	1,801,995
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	971,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW JERSEY TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1	$1,000	$1,123,930

Total					21,616,191

Other Revenue 0.93%

Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.25%	1/1/2037	NR	1,300	130,000
Territory of Guam Govt Business Privilege Tax Ser A	5.25%	1/1/2036	A	1,000	1,063,940

Total					1,193,940

Special Tax 1.87%

NJ Econ Dev Auth Kapkowski Rd Landfill Pj	5.75%	10/1/2021	Ba2	1,000	1,023,860
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	675	722,797
NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	700	649,803

Total					2,396,460

Tax Revenue 7.88%

Garden St Preservation Tr 2005 Ser A (AGM)	5.75%	11/1/2028	AAA	3,000	3,865,290
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	1,000	1,020,000
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,000	1,078,230
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	2,500	2,571,875
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	375	385,519
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	650	662,395
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	500	518,395

Total					10,101,704

Tobacco 4.02%

NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%	6/1/2023	BBB	2,260	2,136,243
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB	1,025	857,935
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	BB+	3,000	2,156,910

Total					5,151,088

Transportation 17.33%

Hudson Cnty NJ Impt Auth Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AA-	1,500	1,622,895
NJ St Tpk Auth Ser A (AGM)	5.25%	1/1/2028	AA-	2,000	2,387,700
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.25%	12/15/2020	A+	1,000	1,199,660
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	2,000	2,298,420
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	Aa2	1,000	1,112,780
Port Auth NY & NJ Cons 156th Ser(b)	4.75%	11/1/2036	Aa2	10,625	11,059,289
Port Auth NY & NJ Cons 161st	5.00%	10/15/2031	Aa2	1,165	1,276,386
Puerto Rico Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A3	365	409,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW JERSEY TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Transportation (continued)

Puerto Rico Hwy & Transn Auth Ser AA (NPFGC) ETM	5.50%	7/1/2020	A3	$635		$837,336

Total						22,204,127

Utilities 8.77%

Essex Cnty NJ Utils Auth (AG)	5.00%	4/1/2020	Aa2	1,000		1,147,440
NJ Econ Dev Auth Swr Facs Anheuser Busch AMT	4.95%	3/1/2047	A-	1,000		988,430
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA	1,775		2,265,468
Passaic Vly NJ Sewage Commnrs Swr Sys Ser F (NPFGC)(FGIC)	2.50%	12/1/2032	A2	525		360,234
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000		1,029,560
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	A3	1,000		1,024,760
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	1,000		1,069,190
Salem Cnty NJ Utils Auth Pollutn Ctrl Atlantic City Elec Ser A	4.875%	6/1/2029	A	2,185		2,347,083
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	1,000		1,004,281

Total						11,236,446

Total Municipal Bonds (cost $126,931,177)						131,462,876

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $5)				—	(j)	5

Total Investments in Securities 102.59% (cost $126,931,182)						131,462,881

Liabilities in Excess of Cash and Other Assets(h) (2.59%)						(3,315,036)

Net Assets 100.00%						$128,147,845

Open Futures Contracts at December 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2012	69	Short	$(9,992,063)	$(61,040)
Ultra Long U.S. Treasury Bond	March 2012	10	Short	(1,601,875)	(7,831)

Totals				$(11,593,938)	$(68,871)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW YORK TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 105.31%

Corporate-Backed 7.60%

Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	$750	$655,193
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR	1,000	847,960
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	500	417,855
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,256,010
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	2,500	2,582,550
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	1,500	1,539,690
New York City NY Indl Dev Agy 1990 Amer Airlines Inc Pj AMT(e)	5.40%	7/1/2019	NR	2,635	553,482
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	2,265	1,803,597
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,350	2,828,304
New York City NY Indl Dev Agy Liberty IAC/Interactive Corp	5.00%	9/1/2035	BBB-	1,315	1,262,071
NY Liberty Dev Corp 2nd Priority Bk Amer	5.625%	7/15/2047	A	1,600	1,631,520
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	1,000	955,400
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	4,289,200

Total					20,622,832

Education 19.71%

Buffalo & Erie Cnty NY Indl Land Dev Corp Buffalo St College Fndtn Hsg	5.75%	10/1/2026	A+	1,350	1,555,686
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	505,775
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	1,075	1,063,207
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	989,910
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	5.00%	6/1/2031	A	350	369,331
Monroe Cnty NY Indl Dev Corp Ser A	5.00%	7/1/2036	Aa3	3,500	3,720,080
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BBB-	4,295	4,301,056
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,302,783
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2	1,750	1,892,782
NY St Dorm Auth Rev Non St Supp Debt Fordham Univ Ser A	5.25%	7/1/2031	A	2,275	2,501,476
NY St Dorm Auth Rev Non St Supp Debt NYU Ser A(b)	5.25%	7/1/2034	AA-	20,000	22,103,700
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	2,750	3,135,935
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,025	1,125,932
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ Ser A	5.00%	11/1/2040	AA-	1,000	1,032,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW YORK TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	$1,500	$1,631,415
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	1,500	1,513,845
Onondaga Civic Dev Corp Upstate Pptys Dev Inc	5.50%	12/1/2031	A+	1,000	1,093,390
St. Lawrence Cnty NY Indl Dev Agy Clarkson Univ Pj	6.00%	9/1/2034	A3	1,375	1,521,369
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	1,000	1,041,280
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB	1,000	1,081,110

Total					53,482,122

General Obligation 11.06%

Nassau Cnty NY Ser B Rmkt	5.00%	12/1/2017	A+	2,010	2,363,860
New York City NY Ser E	5.00%	8/1/2019	AA	1,000	1,221,600
New York City NY Ser E	5.00%	8/1/2021	AA	1,040	1,254,625
New York City NY Ser E	5.00%	8/1/2023	AA	1,895	2,242,429
New York City NY Sub Ser D-1	5.00%	10/1/2024	AA	1,500	1,773,915
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	3,985	3,277,862
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,290	3,676,919
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	4,790	5,353,327
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,920	2,145,801
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	Baa1	3,500	3,643,815
Territory of Guam Ser A	7.00%	11/15/2039	B+	280	293,390
Yonkers NY Ser A	5.00%	10/1/2020	BBB+	2,500	2,776,125

Total					30,023,668

Health Care 12.62%

Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	BBB+	1,500	1,513,440
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	1,021,500
Chautauqua Cnty NY Cap Res Corp Womans Christian Assoc Pj Ser A	8.00%	11/15/2030	NR	1,000	1,051,790
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	NR	1,750	1,776,180
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,463,717
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	840,810
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	704,580
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	704,047
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	1,500	1,645,425
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%	2/15/2023	Aa3	1,000	1,127,900
NY St Dorm Auth Rev Non St Supp Debt Mt Sinai Hosp Ser A	5.00%	7/1/2026	A2	5,525	5,825,726

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW YORK TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

NY St Dorm Auth Rev Non St Supp Debt North Shore-Long Island Jewish Ser A	5.00%	5/1/2022	A-	$1,195	$1,342,547
NY St Dorm Auth Rev Non St Supp Debt North Shore-Long Island Jewish Ser A	5.25%	5/1/2034	A-	1,000	1,063,580
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2036	BBB+	2,265	2,246,019
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	BBB+	1,500	1,591,950
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	2,036,420
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	NR	1,000	1,005,770
St. Lawrence Cnty NY Indl Dev Agy Edwards John Noble Hosp	6.25%	10/1/2040	NR	1,500	1,476,225
Suffolk Cnty NY Econ Dev Corp Catholic Hlth Svcs	5.00%	7/1/2028	A-	1,000	1,039,050
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,180	1,008,617
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	800,300
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR	3,000	2,016,570
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	850	928,990

Total					34,231,153

Housing 1.38%

New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj Ser A (GNMA)	5.875%	5/20/2044	AA+	415	441,008
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,264,674
NY St Mtg Agy Hmownr Mtg Rev Ser 156	5.20%	10/1/2028	Aa1	1,000	1,043,180

Total					3,748,862

Lease Obligations 12.20%

Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2030	AA-	2,575	2,852,868
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2032	AA-	1,000	1,094,790
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj B	5.00%	5/1/2023	AA-	1,000	1,162,440
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	2,500	2,637,350
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2023	AA-	1,830	2,049,381
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2025	AA-	2,795	3,220,203
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2027	AA-	1,425	1,617,917
NY Liberty Dev Corp 4 World Trade Ctr Pj	5.00%	11/15/2031	A+	1,000	1,054,080
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	3,265	2,603,315
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	Aa3	3,375	3,660,626
NY St Dorm Auth Rev Non St Supp Debt Master Boces Pg Lease	5.50%	8/15/2026	Aa3	1,560	1,822,439
NY St Dorm Auth Rev Non St Supp Debt Secd Hosp NY Downtown	5.00%	2/15/2022	AA-	1,000	1,164,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW YORK TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

NY St Urban Dev Corp Rev St Facs	5.70%	4/1/2020	AA-		$4,150	$4,937,172
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	971,910
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	Baa1		2,000	2,247,860

Total						33,096,791

Other Revenue 6.37%

Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-		3,000	3,136,470
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.50%	7/15/2030	BBB-		1,500	1,612,365
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+		1,500	1,845,870
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2		4,500	4,893,390
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2031	A		2,000	2,121,840
NY St Dorm Auth Rev Non St Supp Debt NYSARC Inc Ser A	5.125%	7/1/2030	Aa3		2,385	2,607,020
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB+		1,100	1,057,364

Total						17,274,319

Special Tax 0.70%

New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+		2,075	1,894,330

Tax Revenue 9.94%

Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A		2,650	2,866,399
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA		2,125	2,286,330
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA		3,000	3,442,005
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2028	AAA		1,000	1,147,335
New York City NY Transnl Fin Auth Future Tax Secd Ser A	5.00%	5/1/2034	AAA		5,000	5,373,500
NY St Dorm Auth Rev St Pers Income Tax Ser G	5.00%	8/15/2021	AAA		1,110	1,389,909
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		4,160	4,614,688
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA		2,625	2,911,912
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+		2,000	2,165,520
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		755	776,178

Total						26,973,776

Tobacco 1.89%

Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	6.00%	6/1/2048	BB+	(c)	2,350	1,748,917
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB		1,750	1,624,140
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB-		2,455	1,758,050

Total						5,131,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW YORK TAX FREE FUND December 31, 2011

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Transportation 9.94%

Metro Transn Auth NY Ser A	5.00%	11/15/2031	A	$2,500		$2,628,500
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	1,000		1,177,560
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3	1,250		1,336,550
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	2,000		2,099,060
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+	5,000		5,435,800
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA	2,000		2,193,700
Port Auth NY & NJ Cons 169th AMT	5.00%	10/15/2041	Aa2	1,250		1,289,925
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	Aa2	5,455		5,831,013
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	Aa2	4,500		4,971,915

Total						26,964,023

Utilities 11.90%

Long Island NY Pwr Auth Ser A	5.00%	5/1/2038	A-	1,500		1,571,640
Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,190		2,522,223
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	3,500		3,823,627
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+	1,545		1,688,824
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A3	8,000		8,117,040
NY St Envr Facs Corp Muni Wtr	5.00%	6/15/2036	AA+	1,250		1,366,000
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AA+	2,795		3,123,916
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+	5,000		5,269,250
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	4,500		4,811,355

Total						32,293,875

Total Municipal Bonds (cost $276,221,114)						285,736,858

				Shares (000)
SHORT-TERM INVESTMENTS 0.67%

Money Market Mutual Fund 0.00%

Dreyfus NY Municipal Cash Management (cost $331)				—	(j)	331

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Note 0.67%

New York City NY Sub Ser L-5 (cost $1,800,000)	0.55%	1/3/2012	4/1/2035	AA	$1,800	1,800,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC.-NEW YORK TAX FREE FUND December 31, 2011

Investments	Fair Value
Total Short-Term Investments (cost $1,800,331)	$1,800,331

Total Investments in Securities 105.98% (cost $278,021,445)	287,537,189

Liabilities in Excess of Cash and Other Assets(h) (5.98%)	(16,216,455)

Net Assets 100.00%	$271,320,734

Open Futures Contracts at December 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2012	205	Short	$(29,686,563)	$(229,318)
Ultra Long U.S. Treasury Bond	March 2012	28	Short	(4,485,250)	(21,926)

Totals				$(34,171,813)	$(251,244)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

AMT Income from this security may be subject to Alternative Minimum Tax.

COP Certificates of Participation.

CR Custodial Receipt.

ETM Escrow to Maturity.

GTD Guaranteed.

NR Not Rated.

Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF Permanent School Fund.

RIBs Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2011.

TCRS Transferable Custodial Receipts.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable Rate Security. The interest rate represents the rate in effect at December 31, 2011.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(d)).
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized depreciation on futures contracts.
(i)	Fund received partial payment from issuer.
(j)	Amount represents less than 1,000 shares.
(k)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.

The interest represents the rate at December 31, 2011. The date shown represents the next interest reset date.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

ACA American Capital Access Holding Ltd.

AMBAC AMBAC Assurance Corporation

AG Assured Guaranty

AGM Assured Guaranty Municipal Corporation

BHAC Berkshire Hathaway Assurance Corporation

CIFG CIFG Guaranty

FHLMC Federal Home Loan Mortgage Corporation

FHA Federal Housing Administration

FNMA Federal National Mortgage Association

FGIC Financial Guaranty Insurance Company

GNMA Government National Mortgage Association

IBC Insurance Bond Certificate

NPFGC National Public Finance Guarantee Corporation

RADIAN Radian Asset Assurance, Inc.

SIFMA Securities Industry and Financial Markets Association

VA Department of Veterans Affairs

XLCA XL Capital Assurance, Inc.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)

Lord Abbett Intermediate Tax Free Fund (“Intermediate”)

Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)

Lord Abbett National Tax-Free Income Fund (“National”)

Lord Abbett High Yield Municipal Bond Fund (“High Yield”)

Lord Abbett California Tax-Free Income Fund (“California”)

Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)

Lord Abbett New York Tax-Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of December 31, 2011, each Fund, except Short Duration, had open futures contracts.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of December 31, 2011, as well as the average trust certificates outstanding for the period ended December 31, 2011:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$7,000,000	.10%	$14,338,240	$7,000,000
Intermediate	9,320,000	.10% - .30%	20,315,929	9,570,000
AMT Free	1,000,000	.14% - .16%	2,256,990	750,000
National	195,087,226	.06% - .30%	437,501,760	171,087,226
High Yield	158,080,000	.10% - .27%	343,308,988	145,830,000
California	14,475,000	.10% - .30%	31,266,856	14,475,000
New Jersey	5,310,000	.10%	11,059,289	5,310,000
New York	20,820,000	.10% - .20%	46,307,402	20,820,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use

Notes to Schedule of Investments (unaudited)(continued)

in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing each Fund’s investments carried at fair value:

	Short Duration				Intermediate
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,538,653,514	$—	$1,538,653,514	$—	$2,596,056,818	$611,157	$2,596,667,975
Money Market Mutual Fund	—	—	—	—	1,775	—	—	1,775
Variable Rate Demand Notes	—	423,935,150	—	423,935,150	—	60,855,000	—	60,855,000

Total	$—	$1,962,588,664	$—	$1,962,588,664	$1,775	$2,656,911,818	$611,157	$2,657,524,750

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	—	—	—	—	(753,955)	—	—	(753,955)

Total	$—	$—	$—	$—	$(753,955)	$—	$—	$(753,955)

	AMT Free				National
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$84,160,179	$—	$84,160,179	$—	$1,858,195,143	$608,157	$1,858,803,300
Money Market Mutual Funds	—	—	—	—	5,409	—	—	5,409
Variable Rate Demand Notes	—	700,000	—	700,000	—	11,800,000		11,800,000

Total	$—	$84,860,179	$—	$84,860,179	$5,409	$1,869,995,143	$608,157	$1,870,608,709

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(86,755)	—	—	(86,755)	(1,103,596)	—	—	(1,103,596)

Total	$(86,755)	$—	$—	$(86,755)	$(1,103,596)	$—	$—	$(1,103,596)

Notes to Schedule of Investments (unaudited)(continued)

	High Yield				California
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,611,517,870	$1,508,048	$1,613,025,918	$—	$210,246,545	$—	$210,246,545
Money Market Mutual Funds	3,687	—	—	3,687	26	—	—	26
Variable Rate Demand Notes	—	4,000,000	—	4,000,000	—	—	—	—

Total	$3,687	$1,615,517,870	$1,508,048	$1,617,029,605	$26	$210,246,545	$—	$210,246,571

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(977,419)	—	—	(977,419)	(164,918)	—	—	(164,918)

Total	$(977,419)	$—	$—	$(977,419)	$(164,918)	$—	$—	$(164,918)

	New Jersey				New York
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$131,462,876	$—	$131,462,876	$—	$285,736,858	$—	$285,736,858
Money Market Mutual Fund	5	—	—	5	331	—	—	331
Variable Rate Demand Notes	—	—	—	—	—	1,800,000	—	1,800,000

Total	$5	$131,462,876	$—	$131,462,881	$331	$287,536,858	$—	$287,537,189

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(68,871)	—	—	(68,871)	(251,244)	—	—	(251,244)

Total	$(68,871)	$—	$—	$(68,871)	$(251,244)	$—	$—	$(251,244)

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Intermediate	National	High Yield
Investment Type	Municipal Bonds	Municipal Bonds	Municipal Bonds
Balance as of October 1, 2011	$534,590	$534,590	$1,269,652
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	73,567	73,567	174,721
Net purchase (sales)	—	—	—
Net transfers in or out of Level 3	3,000	—	63,675

Balance as of December 31, 2011	$611,157	$608,157	$1,508,048

(g)	Disclosures about Derivative Instruments and Hedging Activities-Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended December 31, 2011 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of U.S. Treasury futures contracts as of December 31, 2011:

Unrealized Depreciaton as of December 31, 2011
Intermediate	$(735,955)
AMT Free	(86,755)
National	(1,103,596)
High Yield	(977,419)
California	(164,918)
New Jersey	(68,871)
New York	(251,244)

As of December 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Short Duration	$1,921,242,772	$36,557,788	$(2,211,896)	$34,345,892
Intermediate	2,501,094,780	159,581,363	(12,471,393)	147,109,970
AMT Free	79,323,347	4,681,865	(145,033)	4,536,832
National	1,616,790,223	98,877,219	(40,145,959)	58,731,260
High Yield	1,586,382,046	61,291,353	(188,723,794)	(127,432,441)
California	184,808,452	12,993,853	(2,030,734)	10,963,119
New Jersey	121,566,645	8,008,755	(3,422,519)	4,586,236
New York	257,047,908	16,804,799	(7,135,518)	9,669,281

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discounts, tender option bond trusts and other temporary adjustments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman
Date: February 23, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President
Date: February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman
Date: February 23, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President
Date: February 23, 2012